Schedule of Investments (unaudited) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$235	$251,036
4.20%, 04/15/24	80	88,707
4.65%, 10/01/28 (Call 07/01/28)	145	174,083
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	343	389,343
3.63%, 05/01/22	513	535,946
3.65%, 11/01/24 (Call 08/01/24)	50	55,174
WPP Finance 2010
3.63%, 09/07/22	50	52,543
3.75%, 09/19/24	195	214,746

		1,761,578

Aerospace & Defense — 0.6%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	19	19,136
2.25%, 06/15/26 (Call 03/15/26)	210	209,794
2.60%, 10/30/25 (Call 07/30/25)	70	71,233
2.70%, 02/01/27 (Call 12/01/26)	210	211,756
2.80%, 03/01/23 (Call 02/01/23)	145	148,903
2.80%, 03/01/27 (Call 12/01/26)	190	190,893
2.85%, 10/30/24 (Call 07/30/24)	83	86,046
2.95%, 02/01/30 (Call 11/01/29)	50	50,129
3.10%, 05/01/26 (Call 03/01/26)	190	196,950
3.20%, 03/01/29 (Call 12/01/28)	153	156,707
3.25%, 03/01/28 (Call 12/01/27)	180	183,906
4.88%, 05/01/25 (Call 04/01/25)	748	834,910
5.04%, 05/01/27 (Call 03/01/27)	455	520,065
5.15%, 05/01/30 (Call 02/01/30)	809	953,544
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	96	99,674
2.13%, 08/15/26 (Call 05/15/26)	195	209,370
2.25%, 11/15/22 (Call 08/15/22)	231	238,600
2.38%, 11/15/24 (Call 09/15/24)	55	58,610
2.63%, 11/15/27 (Call 08/15/27)	131	143,516
3.38%, 05/15/23 (Call 04/15/23)	210	225,246
3.50%, 05/15/25 (Call 03/15/25)	145	162,220
3.50%, 04/01/27 (Call 02/01/27)	200	230,370
3.63%, 04/01/30 (Call 01/01/30)	350	418,278
3.75%, 05/15/28 (Call 02/15/28)	190	223,381
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	5	5,328
4.70%, 08/15/25 (Call 05/15/25)	25	27,770
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	370	377,467
3.83%, 04/27/25 (Call 01/27/25)	225	252,414
3.85%, 06/15/23 (Call 05/15/23)	167	180,462
3.85%, 12/15/26 (Call 09/15/26)	230	265,165
4.40%, 06/15/28 (Call 03/15/28)	380	455,911
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	593	646,738
3.10%, 01/15/23 (Call 11/15/22)	172	181,147
3.55%, 01/15/26 (Call 10/15/25)	461	522,566
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	330	342,883
2.93%, 01/15/25 (Call 11/15/24)	382	414,619
3.20%, 02/01/27 (Call 11/01/26)	234	262,408
3.25%, 08/01/23	155	166,640
3.25%, 01/15/28 (Call 10/15/27)	437	493,229

Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	$410	$434,272
2.50%, 12/15/22 (Call 09/15/22)(a)	344	356,614
2.80%, 03/15/22 (Call 02/15/22)(a)	210	215,981
3.13%, 05/04/27 (Call 02/04/27)	444	497,080
3.20%, 03/15/24 (Call 01/15/24)(a)	205	220,750
3.50%, 03/15/27 (Call 12/15/26)(a)	185	210,486
3.70%, 12/15/23 (Call 09/15/23)(a)	217	235,187
3.95%, 08/16/25 (Call 06/16/25)	327	373,480
4.13%, 11/16/28 (Call 08/16/28)	590	703,044
7.50%, 09/15/29	50	72,622

		13,757,500

Agriculture — 0.5%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	100	106,054
2.63%, 09/16/26 (Call 06/16/26)	357	384,778
2.85%, 08/09/22	444	462,004
3.40%, 05/06/30 (Call 02/06/30)	220	244,422
3.49%, 02/14/22	110	114,007
3.80%, 02/14/24 (Call 01/14/24)	273	298,048
4.00%, 01/31/24	332	365,180
4.40%, 02/14/26 (Call 12/14/25)	275	319,038
4.80%, 02/14/29 (Call 11/14/28)	498	597,640
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	408	443,700
3.25%, 03/27/30 (Call 12/27/29)	33	38,275
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	600	618,036
2.73%, 03/25/31 (Call 12/25/30)	600	618,486
2.79%, 09/06/24 (Call 08/06/24)	100	106,918
3.22%, 08/15/24 (Call 06/15/24)	360	389,250
3.22%, 09/06/26 (Call 07/06/26)	180	196,810
3.46%, 09/06/29 (Call 06/06/29)	210	230,276
3.56%, 08/15/27 (Call 05/15/27)	374	415,450
4.91%, 04/02/30 (Call 01/02/30)	79	95,171
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	500	510,135
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	10	10,365
3.25%, 08/15/26 (Call 05/15/26)	105	115,425
3.75%, 09/25/27 (Call 06/25/27)	92	102,666
4.35%, 03/15/24 (Call 02/15/24)	150	165,413
Philip Morris International Inc.
1.13%, 05/01/23	20	20,373
1.50%, 05/01/25 (Call 04/01/25)	21	21,702
2.13%, 05/10/23 (Call 03/10/23)	215	223,484
2.38%, 08/17/22 (Call 07/17/22)	225	232,434
2.50%, 08/22/22	232	240,698
2.50%, 11/02/22 (Call 10/02/22)	105	109,142
2.63%, 02/18/22 (Call 01/18/22)	174	178,442
2.63%, 03/06/23	230	241,836
2.75%, 02/25/26 (Call 11/25/25)	190	207,092
2.88%, 05/01/24 (Call 04/01/24)	115	123,577
3.13%, 08/17/27 (Call 05/17/27)	150	167,759
3.25%, 11/10/24	288	316,768
3.38%, 08/11/25 (Call 05/11/25)	195	217,175
3.38%, 08/15/29 (Call 05/15/29)	16	18,326
3.60%, 11/15/23	210	229,734

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	$654	$745,717
4.85%, 09/15/23	230	257,473

		10,499,279

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2016-3, Class AA, 3.00%, 04/15/30	4	3,936
Series 2017-2, Class AA, 3.35%, 04/15/31	173	163,441
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	49	47,893
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	150	149,389
2.75%, 11/16/22 (Call 10/16/22)	15	15,480
3.00%, 11/15/26 (Call 08/15/26)	80	83,138
4.75%, 05/04/23	615	666,586
5.13%, 06/15/27 (Call 04/15/27)	420	487,952
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	17	17,262
Series 2014-2, Class A, 3.75%, 03/03/28	237	228,930
Series 2020-1, Class A, 5.88%, 04/15/29	735	779,357

		2,643,364

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	190	207,355
2.75%, 03/27/27 (Call 01/27/27)	388	430,389
2.85%, 03/27/30 (Call 12/27/29)	570	645,206
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	85	95,452
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	135	137,159
4.13%, 07/15/27 (Call 04/15/27)	95	100,713
VF Corp.
2.05%, 04/23/22	510	521,245
2.80%, 04/23/27 (Call 02/23/27)	20	21,777
2.95%, 04/23/30 (Call 01/23/30)	25	27,480

		2,186,776

Auto Manufacturers — 0.6%
American Honda Finance Corp.
1.95%, 05/10/23	206	213,570
2.20%, 06/27/22	198	203,641
2.30%, 09/09/26	150	162,015
2.35%, 01/08/27	150	161,054
2.40%, 06/27/24	141	149,532
2.60%, 11/16/22	70	73,012
2.90%, 02/16/24	197	211,099
3.45%, 07/14/23	215	231,880
3.50%, 02/15/28	152	175,080
3.55%, 01/12/24	250	272,427
3.63%, 10/10/23	20	21,816
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	20	21,660
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	85	95,753
4.88%, 10/02/23	97	107,161
5.00%, 10/01/28 (Call 07/01/28)	257	305,205
5.40%, 10/02/23	100	112,082
6.13%, 10/01/25 (Call 09/01/25)	269	324,110
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	395	417,985
2.90%, 02/26/25 (Call 01/26/25)	338	358,162
3.15%, 06/30/22 (Call 05/30/22)	135	139,455

Security	Par (000)	Value

Auto Manufacturers (continued)
3.25%, 01/05/23 (Call 12/05/22)	$225	$235,235
3.45%, 01/14/22 (Call 12/14/21)	280	287,456
3.45%, 04/10/22 (Call 02/10/22)	155	159,755
3.50%, 11/07/24 (Call 09/07/24)	310	334,037
3.55%, 07/08/22	349	364,464
3.60%, 06/21/30 (Call 03/21/30)	751	836,997
3.70%, 05/09/23 (Call 03/09/23)	425	450,126
3.85%, 01/05/28 (Call 10/05/27)	105	116,482
3.95%, 04/13/24 (Call 02/13/24)	35	37,963
4.00%, 01/15/25 (Call 10/15/24)	356	389,831
4.00%, 10/06/26 (Call 07/06/26)	225	251,766
4.15%, 06/19/23 (Call 05/19/23)	157	168,810
4.25%, 05/15/23	11	11,851
4.30%, 07/13/25 (Call 04/13/25)	16	17,852
4.35%, 04/09/25 (Call 02/09/25)	195	217,684
4.35%, 01/17/27 (Call 10/17/26)	307	349,041
5.10%, 01/17/24 (Call 12/17/23)	354	395,751
5.20%, 03/20/23	510	559,205
5.25%, 03/01/26 (Call 12/01/25)	217	253,601
5.65%, 01/17/29 (Call 10/17/28)	8	9,886
PACCAR Financial Corp.
1.90%, 02/07/23	95	98,151
2.00%, 09/26/22	100	103,174
2.30%, 08/10/22	125	129,203
2.65%, 05/10/22	223	230,780
3.40%, 08/09/23	50	54,023
Toyota Motor Corp.
2.36%, 07/02/24	200	212,276
2.76%, 07/02/29	65	72,937
3.42%, 07/20/23	230	248,165
3.67%, 07/20/28	45	52,852
Toyota Motor Credit Corp.
2.00%, 10/07/24	212	222,950
2.15%, 09/08/22	272	280,862
2.15%, 02/13/30	20	21,355
2.25%, 10/18/23	19	19,999
2.60%, 01/11/22	350	358,876
2.63%, 01/10/23	276	289,121
2.65%, 04/12/22	346	356,958
2.70%, 01/11/23	5	5,245
2.90%, 04/17/24	275	295,941
3.00%, 04/01/25	259	284,346
3.05%, 01/11/28	150	168,703
3.20%, 01/11/27	300	337,773
3.35%, 01/08/24	225	244,222
3.38%, 04/01/30	300	350,637
3.40%, 04/14/25	150	167,407
3.45%, 09/20/23	327	354,504

		14,164,952

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	207	228,273
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	145	166,825
4.35%, 03/15/29 (Call 12/15/28)	50	57,037
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	70	74,635
3.38%, 03/15/25 (Call 12/15/24)(b)	150	164,961
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	150	170,604

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	$25	$27,365
4.15%, 10/01/25 (Call 07/01/25)	275	315,557

		1,205,257

Banks — 9.6%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	250	258,510
2.63%, 05/19/22	300	310,200
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	800	803,072
Banco Santander SA
2.71%, 06/27/24	400	425,820
2.75%, 05/28/25	210	223,446
2.75%, 12/03/30	200	200,000
3.13%, 02/23/23	200	210,600
3.31%, 06/27/29	200	223,032
3.49%, 05/28/30	200	222,920
3.85%, 04/12/23	200	214,390
4.25%, 04/11/27	200	229,224
4.38%, 04/12/28	200	231,842
5.18%, 11/19/25	400	462,948
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23)(c)	1,200	1,205,376
1.20%, 10/24/26 (Call 10/24/25)(c)	1,200	1,209,540
1.90%, 07/23/31 (Call 07/23/30)(c)	500	503,755
1.92%, 10/24/31 (Call 10/24/30)(c)	1,200	1,211,088
2.46%, 10/22/25 (Call 10/22/24)(c)	558	591,659
2.50%, 10/21/22 (Call 10/21/21)	680	692,879
2.50%, 02/13/31 (Call 02/13/30)(c)	500	527,980
2.82%, 07/21/23 (Call 07/21/22)(c)	490	508,316
2.88%, 04/24/23 (Call 04/24/22)(c)	543	560,903
2.88%, 10/22/30 (Call 10/22/29)(c)	513	560,473
3.00%, 12/20/23 (Call 12/20/22)(c)	818	859,096
3.09%, 10/01/25 (Call 10/01/24)(c)	270	292,148
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(c)	539	554,976
3.19%, 07/23/30 (Call 07/23/29)(c)	780	870,137
3.25%, 10/21/27 (Call 10/21/26)	306	340,119
3.30%, 01/11/23	408	432,717
3.37%, 01/23/26 (Call 01/23/25)(c)	345	378,324
3.42%, 12/20/28 (Call 12/20/27)(c)	1,173	1,320,329
3.46%, 03/15/25 (Call 03/15/24)(c)	325	352,670
3.50%, 04/19/26	954	1,080,548
3.55%, 03/05/24 (Call 03/05/23)(c)	377	401,611
3.56%, 04/23/27 (Call 04/23/26)(c)	413	463,782
3.59%, 07/21/28 (Call 07/21/27)(c)	665	752,301
3.71%, 04/24/28 (Call 04/24/27)(c)	500	569,275
3.82%, 01/20/28 (Call 01/20/27)(c)	320	365,920
3.86%, 07/23/24 (Call 07/23/23)(c)	492	533,874
3.88%, 08/01/25	380	431,893
3.97%, 03/05/29 (Call 03/05/28)(c)	606	704,681
3.97%, 02/07/30 (Call 02/07/29)(c)	652	764,203
4.00%, 04/01/24	540	598,136
4.00%, 01/22/25	656	734,451
4.10%, 07/24/23	612	670,428
4.13%, 01/22/24	615	680,208
4.20%, 08/26/24	681	762,781
4.25%, 10/22/26	445	519,831
4.27%, 07/23/29 (Call 07/23/28)(c)	520	618,400
4.45%, 03/03/26	477	556,607
Series L, 3.95%, 04/21/25	525	589,076

Security	Par (000)	Value

Banks (continued)
Series L, 4.18%, 11/25/27 (Call 11/25/26)	$264	$304,894
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(c)	250	258,520
Bank of Montreal
2.35%, 09/11/22	590	611,800
2.50%, 06/28/24	201	214,236
2.55%, 11/06/22 (Call 10/06/22)	175	182,207
2.90%, 03/26/22	500	517,195
3.80%, 12/15/32 (Call 12/15/27)(c)	200	226,464
4.34%, 10/05/28 (Call 10/05/23)(c)	115	124,663
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	30	31,253
1.85%, 01/27/23 (Call 01/02/23)	85	87,654
2.10%, 10/24/24	320	338,346
2.45%, 08/17/26 (Call 05/17/26)	273	296,751
2.60%, 02/07/22 (Call 01/07/22)	235	241,145
2.66%, 05/16/23 (Call 05/16/22)(c)	147	151,857
2.80%, 05/04/26 (Call 02/04/26)	352	389,446
2.95%, 01/29/23 (Call 12/29/22)	280	295,098
3.25%, 09/11/24 (Call 08/11/24)	240	263,040
3.25%, 05/16/27 (Call 02/16/27)	345	390,140
3.30%, 08/23/29 (Call 05/23/29)	125	143,123
3.40%, 05/15/24 (Call 04/15/24)	175	191,462
3.40%, 01/29/28 (Call 10/29/27)	295	339,294
3.44%, 02/07/28 (Call 02/07/27)(c)	66	75,559
3.45%, 08/11/23	224	242,198
3.50%, 04/28/23	155	166,599
3.95%, 11/18/25 (Call 10/18/25)	155	180,608
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	395	432,474
Series G, 3.00%, 02/24/25 (Call 01/24/25)	225	246,539
Bank of Nova Scotia (The)
2.38%, 01/18/23	167	173,874
2.45%, 09/19/22	293	304,518
2.70%, 03/07/22	479	493,887
2.70%, 08/03/26	530	583,286
4.50%, 12/16/25	534	617,229
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	10	11,478
Barclays PLC
3.65%, 03/16/25	210	230,242
3.93%, 05/07/25 (Call 05/07/24)(c)	375	407,902
4.34%, 05/16/24 (Call 05/16/23)(c)	300	323,661
4.34%, 01/10/28 (Call 01/10/27)	300	343,020
4.38%, 09/11/24	315	346,963
4.38%, 01/12/26	700	799,547
4.61%, 02/15/23 (Call 02/15/22)(c)	285	298,164
4.84%, 05/09/28 (Call 05/07/27)	265	300,526
4.97%, 05/16/29 (Call 05/16/28)(c)	350	419,464
5.09%, 06/20/30 (Call 06/20/29)(c)	315	371,369
5.20%, 05/12/26	615	713,455
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	250	277,985
BNP Paribas SA
3.25%, 03/03/23	214	227,854
4.25%, 10/15/24	285	319,220
BPCE SA, 4.00%, 04/15/24	265	293,845
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	11	11,662
2.55%, 06/16/22	370	383,157
2.61%, 07/22/23 (Call 07/22/22)(c)	152	157,423
3.50%, 09/13/23	514	558,703
Citigroup Inc.
2.57%, 06/03/31 (Call 06/03/30)(c)	600	638,388

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.67%, 01/29/31 (Call 01/29/30)(c)	$400	$429,740
2.70%, 10/27/22 (Call 09/27/22)	321	334,309
2.75%, 04/25/22 (Call 03/25/22)	700	721,714
2.88%, 07/24/23 (Call 07/24/22)(c)	187	194,156
2.98%, 11/05/30 (Call 11/05/29)(c)	250	272,870
3.11%, 04/08/26 (Call 04/08/25)(c)	798	866,548
3.14%, 01/24/23 (Call 01/24/22)(c)	411	423,120
3.20%, 10/21/26 (Call 07/21/26)	700	776,482
3.30%, 04/27/25	419	465,107
3.35%, 04/24/25 (Call 04/24/24)(c)	520	563,160
3.40%, 05/01/26	488	546,038
3.50%, 05/15/23	322	344,447
3.52%, 10/27/28 (Call 10/27/27)(c)	470	530,038
3.67%, 07/24/28 (Call 07/24/27)(c)	496	562,365
3.70%, 01/12/26	393	445,214
3.75%, 06/16/24	222	245,119
3.88%, 10/25/23	305	335,277
3.88%, 03/26/25	280	312,267
3.89%, 01/10/28 (Call 01/10/27)(c)	560	638,277
3.98%, 03/20/30 (Call 03/20/29)(c)	435	509,198
4.00%, 08/05/24	50	55,555
4.04%, 06/01/24 (Call 06/01/23)(c)	265	287,435
4.05%, 07/30/22	196	207,621
4.08%, 04/23/29 (Call 04/23/28)(c)	280	327,250
4.13%, 07/25/28	360	419,954
4.30%, 11/20/26	228	264,124
4.40%, 06/10/25	706	807,650
4.41%, 03/31/31 (Call 03/31/30)(c)	700	844,648
4.45%, 09/29/27	822	964,255
4.50%, 01/14/22	530	554,746
4.60%, 03/09/26	405	472,866
5.50%, 09/13/25	349	419,864
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	285	293,835
3.70%, 03/29/23 (Call 02/28/23)	250	267,728
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 11/06/29)	262	278,265
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	400	433,032
4.00%, 02/01/29 (Call 11/03/28)	135	157,914
Cooperatieve Rabobank UA
3.75%, 07/21/26	315	354,665
3.88%, 02/08/22	724	754,495
3.95%, 11/09/22	250	265,885
4.63%, 12/01/23	440	490,134
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	250	256,788
2.75%, 01/10/23	250	262,570
Credit Suisse AG/New York NY
1.00%, 05/05/23	1,250	1,266,750
2.95%, 04/09/25	440	481,545
3.63%, 09/09/24	705	782,127
Credit Suisse Group AG
3.75%, 03/26/25	390	433,294
3.80%, 06/09/23	250	269,243
4.55%, 04/17/26	490	574,540
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	450	476,055
Deutsche Bank AG, 4.10%, 01/13/26	216	238,075
Deutsche Bank AG/London, 3.70%, 05/30/24	340	365,055

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25)(c)	$380	$384,488
3.55%, 09/18/31 (Call 09/18/30)(c)	385	413,752
3.70%, 05/30/24	200	214,414
3.96%, 11/26/25 (Call 11/26/24)(c)	490	530,116
Series D, 5.00%, 02/14/22	200	209,164
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	460	489,486
3.35%, 02/06/23 (Call 01/06/23)	250	264,760
3.45%, 07/27/26 (Call 04/27/26)	250	279,417
4.68%, 08/09/28 (Call 08/09/23)(c)	350	370,223
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	140	144,456
3.50%, 03/15/22 (Call 02/15/22)	98	101,663
3.65%, 01/25/24 (Call 12/25/23)	545	593,113
3.95%, 03/14/28 (Call 02/14/28)	295	345,879
4.30%, 01/16/24 (Call 12/16/23)	234	258,296
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	250	257,233
2.25%, 02/01/27 (Call 01/01/27)	250	265,183
3.95%, 07/28/25 (Call 06/28/25)	200	229,144
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	350	360,248
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	474	510,887
2.91%, 07/24/23 (Call 07/24/22)(c)	465	483,200
3.00%, 04/26/22 (Call 04/26/21)	595	601,063
3.20%, 02/23/23 (Call 01/23/23)	194	205,188
3.27%, 09/29/25 (Call 09/29/24)(c)	613	668,072
3.50%, 01/23/25 (Call 10/23/24)	558	613,705
3.50%, 04/01/25 (Call 03/01/25)	1,112	1,232,096
3.50%, 11/16/26 (Call 11/16/25)	615	688,572
3.63%, 01/22/23	421	449,114
3.63%, 02/20/24 (Call 01/20/24)	325	354,422
3.69%, 06/05/28 (Call 06/05/27)(c)	590	675,184
3.75%, 05/22/25 (Call 02/22/25)	411	459,346
3.75%, 02/25/26 (Call 11/25/25)	197	223,508
3.80%, 03/15/30 (Call 12/15/29)	306	358,476
3.81%, 04/23/29 (Call 04/23/28)(c)	522	601,986
3.85%, 07/08/24 (Call 04/08/24)	478	526,512
3.85%, 01/26/27 (Call 01/26/26)	616	703,324
4.00%, 03/03/24	564	622,712
4.22%, 05/01/29 (Call 05/01/28)(c)	552	653,850
4.25%, 10/21/25	491	563,516
5.75%, 01/24/22	861	913,478
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(c)	775	786,369
3.26%, 03/13/23 (Call 03/13/22)(c)	545	563,857
3.60%, 05/25/23	700	751,919
3.80%, 03/11/25 (Call 03/11/24)(c)	585	635,679
3.90%, 05/25/26	600	679,200
3.95%, 05/18/24 (Call 05/18/23)(c)	400	430,656
3.97%, 05/22/30 (Call 05/22/29)(c)	450	515,970
4.04%, 03/13/28 (Call 03/13/27)(c)	545	618,493
4.25%, 03/14/24	450	493,411
4.25%, 08/18/25	450	507,271
4.29%, 09/12/26 (Call 09/12/25)(c)	450	510,232
4.30%, 03/08/26	525	603,456
4.38%, 11/23/26	250	285,965
4.58%, 06/19/29 (Call 06/19/28)(c)	485	572,654
4.95%, 03/31/30	765	953,504

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC USA Inc., 3.50%, 06/23/24	$300	$325,605
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	163	166,351
2.55%, 02/04/30 (Call 11/04/29)	133	142,549
2.63%, 08/06/24 (Call 07/06/24)	139	148,873
4.00%, 05/15/25 (Call 04/15/25)	185	209,945
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)	360	372,323
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	250	276,395
ING Groep NV
3.95%, 03/29/27	350	403,147
4.05%, 04/09/29	215	256,742
4.10%, 10/02/23	720	791,496
JPMorgan Chase & Co.
2.08%, 04/22/26 (Call 04/22/25)(c)	845	886,726
2.52%, 04/22/31 (Call 04/22/30)(c)	800	854,872
2.70%, 05/18/23 (Call 03/18/23)	658	692,380
2.74%, 10/15/30 (Call 10/15/29)(c)	1,000	1,085,040
2.78%, 04/25/23 (Call 04/25/22)(c)	454	469,005
2.95%, 10/01/26 (Call 07/01/26)	659	727,167
2.97%, 01/15/23 (Call 01/15/22)	636	654,628
3.13%, 01/23/25 (Call 10/23/24)	86	93,941
3.20%, 01/25/23	641	679,261
3.20%, 06/15/26 (Call 03/15/26)	365	407,249
3.21%, 04/01/23 (Call 04/01/22), (3 mo. LIBOR US + 0.695%)(c)	495	513,256
3.22%, 03/01/25 (Call 03/01/24)(c)	641	692,120
3.25%, 09/23/22	760	800,082
3.30%, 04/01/26 (Call 01/01/26)	543	606,021
3.38%, 05/01/23	471	502,882
3.51%, 01/23/29 (Call 01/23/28)(c)	568	644,504
3.54%, 05/01/28 (Call 05/01/27)(c)	525	595,156
3.56%, 04/23/24 (Call 04/23/23)(c)	484	518,645
3.63%, 05/13/24	500	551,435
3.63%, 12/01/27 (Call 12/01/26)	361	408,573
3.70%, 05/06/30 (Call 05/06/29)(c)	725	837,542
3.78%, 02/01/28 (Call 02/01/27)(c)	647	741,960
3.80%, 07/23/24 (Call 07/23/23)(c)	578	626,465
3.88%, 02/01/24	294	324,341
3.88%, 09/10/24	570	635,339
3.90%, 07/15/25 (Call 04/15/25)	575	651,182
3.96%, 01/29/27 (Call 01/29/26)(c)	523	597,847
4.01%, 04/23/29 (Call 04/23/28)(c)	617	722,297
4.02%, 12/05/24 (Call 12/05/23)(c)	394	433,822
4.13%, 12/15/26	709	828,119
4.20%, 07/23/29 (Call 07/23/28)(c)	302	358,746
4.25%, 10/01/27	300	353,481
4.45%, 12/05/29 (Call 12/05/28)(c)	270	327,580
4.49%, 03/24/31 (Call 03/24/30)(c)	500	613,240
4.50%, 01/24/22	725	759,706
7.63%, 10/15/26	44	59,706
8.00%, 04/29/27	6	8,298
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	258,763
2.40%, 06/09/22	350	360,965
3.90%, 04/13/29	250	288,095
KeyCorp
2.25%, 04/06/27	150	159,843
2.55%, 10/01/29	150	162,597

Security	Par (000)	Value

Banks (continued)
4.15%, 10/29/25	$298	$343,567
KfW
0.38%, 07/18/25	1,000	997,480
1.38%, 08/05/24	530	550,453
1.63%, 02/15/23	2,150	2,215,940
1.75%, 09/14/29	538	577,946
2.00%, 09/29/22	75	77,444
2.00%, 10/04/22	595	614,409
2.00%, 05/02/25	1,188	1,271,374
2.13%, 03/07/22	1,172	1,200,538
2.13%, 06/15/22	1,315	1,353,871
2.13%, 01/17/23	610	634,552
2.38%, 12/29/22	1,000	1,044,660
2.50%, 02/15/22	100	102,770
2.50%, 11/20/24	676	733,534
2.63%, 02/28/24	94	101,096
2.88%, 04/03/28	632	728,608
3.13%, 12/15/21	520	535,694
Korea Development Bank (The)
2.00%, 09/12/26	225	239,947
2.13%, 10/01/24	325	341,871
3.00%, 09/14/22	300	313,668
3.00%, 01/13/26	200	221,774
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	150	159,800
2.00%, 01/13/25	515	548,140
2.38%, 06/10/25	455	494,030
3.13%, 11/14/23	150	162,497
Series 40, 0.50%, 05/27/25	400	400,932
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(c)	200	210,500
2.86%, 03/17/23 (Call 03/17/22)(c)	405	416,636
3.00%, 01/11/22	250	257,145
3.57%, 11/07/28 (Call 11/07/27)(c)	270	303,029
3.75%, 01/11/27	250	282,072
3.87%, 07/09/25 (Call 07/09/24)(c)	490	538,000
4.05%, 08/16/23	225	245,241
4.38%, 03/22/28	415	492,215
4.45%, 05/08/25	200	228,882
4.50%, 11/04/24	265	294,770
4.55%, 08/16/28	200	241,720
4.58%, 12/10/25	260	293,436
4.65%, 03/24/26	390	446,215
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	190	205,483
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	250	272,123
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	235	247,591
2.56%, 02/25/30	300	321,855
2.62%, 07/18/22	200	207,178
2.67%, 07/25/22	635	658,076
2.76%, 09/13/26	250	273,158
2.80%, 07/18/24	215	229,910
3.20%, 07/18/29	415	464,937
3.41%, 03/07/24	365	396,361
3.46%, 03/02/23	164	174,750
3.68%, 02/22/27	160	181,770
3.74%, 03/07/29	225	262,458
3.76%, 07/26/23	410	444,686
3.78%, 03/02/25	329	368,579

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.85%, 03/01/26	$475	$544,293
3.96%, 03/02/28	166	195,258
4.05%, 09/11/28	475	564,580
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(c)	440	446,019
2.20%, 07/10/31 (Call 07/10/30)(c)	300	310,662
2.23%, 05/25/26 (Call 05/25/25)(c)	225	235,769
2.56%, 09/13/25 (Call 09/13/24)(c)	200	211,700
2.60%, 09/11/22	250	259,718
2.84%, 07/16/25 (Call 07/16/24)(c)	240	255,317
3.17%, 09/11/27	250	278,692
3.55%, 03/05/23	250	266,838
3.66%, 02/28/27	245	275,593
3.92%, 09/11/24 (Call 09/11/23)(c)	200	217,908
4.02%, 03/05/28	250	292,627
4.25%, 09/11/29 (Call 09/11/28)(c)	250	296,162
Morgan Stanley
0.56%, 11/10/23 (Call 11/10/22)(c)	800	800,688
1.79%, 02/13/32 (Call 02/13/31)(c)	1,160	1,168,329
2.19%, 04/28/26 (Call 04/28/25)(c)	1,025	1,081,078
2.70%, 01/22/31 (Call 01/22/30)(c)	720	781,481
2.75%, 05/19/22	471	487,146
3.13%, 01/23/23	438	462,708
3.13%, 07/27/26	674	752,460
3.59%, 07/22/28 (Call 07/22/27)(c)	456	519,621
3.62%, 04/01/31 (Call 04/01/30)(c)	480	558,461
3.63%, 01/20/27	558	637,894
3.70%, 10/23/24	427	474,781
3.74%, 04/24/24 (Call 04/24/23)(c)	332	356,847
3.75%, 02/25/23	304	325,830
3.77%, 01/24/29 (Call 01/24/28)(c)	586	677,510
3.88%, 01/27/26	594	679,215
3.95%, 04/23/27	479	551,588
4.00%, 07/23/25	660	755,218
4.10%, 05/22/23	331	358,311
4.35%, 09/08/26	542	636,097
4.43%, 01/23/30 (Call 01/23/29)(c)	515	626,034
4.88%, 11/01/22	315	340,471
5.00%, 11/24/25	430	512,513
Series F, 3.88%, 04/29/24	591	653,457
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	355	387,039
National Australia Bank Ltd./New York
2.50%, 07/12/26	275	298,878
2.80%, 01/10/22	250	257,033
3.38%, 01/14/26	250	281,345
3.63%, 06/20/23	250	270,700
National Bank of Canada, 2.10%, 02/01/23	250	258,488
Natwest Group PLC
3.07%, 05/22/28 (Call 05/22/27)(c)	260	280,987
3.75%, 11/01/29 (Call 11/01/24)(c)	250	264,198
3.88%, 09/12/23	555	601,076
4.27%, 03/22/25 (Call 03/22/24)(c)	735	807,647
4.45%, 05/08/30 (Call 05/08/29)(c)	220	260,469
4.52%, 06/25/24 (Call 06/25/23)(c)	565	615,788
4.80%, 04/05/26	495	581,387
4.89%, 05/18/29 (Call 05/18/28)(c)	300	360,129
5.08%, 01/27/30 (Call 01/27/29)(c)	400	489,408
6.00%, 12/19/23	430	487,835

Security	Par (000)	Value

Banks (continued)
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	$165	$188,277
3.65%, 08/03/28 (Call 05/03/28)	16	18,879
3.95%, 10/30/25	258	297,887
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	900	939,078
2.88%, 03/13/23	150	158,793
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	300	312,861
3.25%, 06/01/25 (Call 05/02/25)	475	528,931
3.25%, 01/22/28 (Call 12/23/27)	250	283,405
4.05%, 07/26/28	250	295,255
4.20%, 11/01/25 (Call 10/02/25)	250	289,050
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	408	445,842
3.15%, 05/19/27 (Call 04/19/27)	265	298,517
3.30%, 03/08/22 (Call 02/06/22)	460	476,243
3.45%, 04/23/29 (Call 01/23/29)	524	605,665
3.50%, 01/23/24 (Call 12/23/23)	404	439,964
3.90%, 04/29/24 (Call 03/29/24)	444	489,572
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	148	153,630
3.80%, 08/14/23 (Call 07/14/23)	306	332,787
Royal Bank of Canada
1.60%, 04/17/23	20	20,564
1.95%, 01/17/23	484	500,354
2.25%, 11/01/24	205	217,626
2.75%, 02/01/22	33	33,951
2.80%, 04/29/22	295	305,561
3.70%, 10/05/23	442	482,801
4.65%, 01/27/26	395	468,182
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	315	340,924
3.40%, 01/18/23 (Call 12/18/22)	203	213,115
3.50%, 06/07/24 (Call 05/07/24)	210	226,538
4.40%, 07/13/27 (Call 04/14/27)	119	134,388
4.50%, 07/17/25 (Call 04/17/25)	236	263,846
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(c)	525	529,809
3.37%, 01/05/24 (Call 01/05/23)(c)	200	210,150
3.82%, 11/03/28 (Call 11/03/27)(c)	200	224,924
Santander UK PLC
2.88%, 06/18/24	200	214,826
4.00%, 03/13/24	360	397,235
State Street Corp.
2.40%, 01/24/30	191	209,601
2.65%, 05/19/26	300	329,664
2.83%, 03/30/23 (Call 03/30/22)(c)	44	45,442
3.10%, 05/15/23	30	31,975
3.15%, 03/30/31 (Call 03/30/30)(c)	250	286,705
3.30%, 12/16/24	236	261,564
3.55%, 08/18/25	240	272,503
3.70%, 11/20/23	254	279,253
3.78%, 12/03/24 (Call 12/03/23)(c)	158	173,576
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	281,170
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25	200	211,748
2.45%, 09/27/24	615	652,330
2.63%, 07/14/26	88	95,549
2.70%, 07/16/24	400	427,212

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.72%, 09/27/29	$240	$259,622
2.75%, 01/15/30	510	557,644
2.78%, 10/18/22	335	349,968
2.85%, 01/11/22	245	251,649
3.01%, 10/19/26	295	326,329
3.04%, 07/16/29	330	366,118
3.10%, 01/17/23	355	374,940
3.20%, 09/17/29	200	218,392
3.35%, 10/18/27	185	207,825
3.36%, 07/12/27	260	293,491
3.45%, 01/11/27	172	193,447
3.54%, 01/17/28	135	153,287
3.75%, 07/19/23	215	232,808
3.78%, 03/09/26	460	524,234
3.94%, 10/16/23	250	273,812
4.31%, 10/16/28	180	215,617
SVB Financial Group, 3.50%, 01/29/25	160	174,198
Svenska Handelsbanken AB, 3.90%, 11/20/23	250	275,302
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	180	186,181
Toronto-Dominion Bank (The)
1.90%, 12/01/22	156	160,852
2.65%, 06/12/24	142	151,863
3.25%, 03/11/24	212	229,886
3.50%, 07/19/23	200	216,664
3.63%, 09/15/31 (Call 09/15/26)(c)	225	252,821
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	535	551,687
2.25%, 03/11/30 (Call 12/11/29)	250	262,675
2.45%, 08/01/22 (Call 07/01/22)	221	228,527
2.63%, 01/15/22 (Call 12/15/21)	250	256,090
2.64%, 09/17/29 (Call 09/17/24)(c)	305	319,137
2.75%, 05/01/23 (Call 04/01/23)	200	210,752
3.00%, 02/02/23 (Call 01/02/23)	180	189,616
3.20%, 04/01/24 (Call 03/01/24)	21	22,755
3.30%, 05/15/26 (Call 04/15/26)	250	279,667
3.69%, 08/02/24 (Call 08/02/23)(c)	135	146,279
4.05%, 11/03/25 (Call 09/03/25)	50	57,556
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	616	614,953
2.70%, 01/27/22 (Call 12/27/21)	200	205,142
2.75%, 04/01/22 (Call 03/01/22)	255	262,709
2.85%, 10/26/24 (Call 09/26/24)	278	300,985
3.05%, 06/20/22 (Call 05/20/22)	167	173,610
3.70%, 06/05/25 (Call 05/05/25)	100	112,830
3.75%, 12/06/23 (Call 11/06/23)	395	432,110
3.88%, 03/19/29 (Call 02/16/29)	100	116,472
3.95%, 03/22/22 (Call 02/22/22)	180	187,762
4.00%, 05/01/25 (Call 03/01/25)	484	550,027
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)	160	170,218
2.95%, 07/15/22 (Call 06/15/22)	473	492,218
3.00%, 07/30/29 (Call 04/30/29)	5	5,602
3.10%, 04/27/26 (Call 03/27/26)	298	331,975
3.38%, 02/05/24 (Call 01/05/24)	134	145,607
3.60%, 09/11/24 (Call 08/11/24)	377	416,634
3.70%, 01/30/24 (Call 12/29/23)	192	210,543
3.90%, 04/26/28 (Call 03/24/28)	244	290,416
3.95%, 11/17/25 (Call 10/17/25)	259	298,158
Series V, 2.38%, 07/22/26 (Call 06/22/26)	345	373,939
Series V, 2.63%, 01/24/22 (Call 12/23/21)	165	169,107

Security	Par (000)	Value

Banks (continued)
Series X, 3.15%, 04/27/27 (Call 03/27/27)	$548	$619,070
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	600	609,744
2.80%, 01/27/25 (Call 12/27/24)	250	271,593
2.85%, 01/23/23 (Call 12/23/22)	350	368,231
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	60	66,311
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(c)	922	943,630
2.16%, 02/11/26 (Call 02/11/25)(c)	906	947,549
2.39%, 06/02/28 (Call 06/02/27)(c)	627	661,635
2.41%, 10/30/25 (Call 10/30/24)(c)	599	630,789
2.57%, 02/11/31 (Call 02/11/30)(c)	500	531,100
2.63%, 07/22/22	521	539,740
2.88%, 10/30/30 (Call 10/30/29)(c)	500	542,095
3.00%, 02/19/25	695	753,456
3.00%, 04/22/26	634	696,227
3.00%, 10/23/26	731	804,729
3.07%, 01/24/23 (Call 01/24/22)	963	990,494
3.20%, 06/17/27 (Call 06/17/26)(c)	480	529,570
3.30%, 09/09/24	520	567,336
3.50%, 03/08/22	740	769,141
3.55%, 09/29/25	568	634,723
3.58%, 05/22/28 (Call 05/22/27)(c)	654	739,033
3.75%, 01/24/24 (Call 12/24/23)	606	658,371
4.10%, 06/03/26	561	645,526
4.13%, 08/15/23	100	109,171
4.15%, 01/24/29 (Call 10/24/28)	375	444,326
4.30%, 07/22/27	469	546,652
4.48%, 01/16/24	350	387,873
4.48%, 04/04/31 (Call 04/04/30)(c)	550	670,285
Series M, 3.45%, 02/13/23	546	579,295
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	325	351,634
Westpac Banking Corp.
2.00%, 01/13/23	120	124,228
2.35%, 02/19/25	7	7,488
2.50%, 06/28/22	297	307,279
2.65%, 01/16/30	365	407,756
2.70%, 08/19/26	190	209,036
2.75%, 01/11/23	269	282,625
2.80%, 01/11/22	213	218,904
2.85%, 05/13/26	325	359,180
2.89%, 02/04/30 (Call 02/04/25)(c)	516	536,614
3.35%, 03/08/27	248	282,065
3.40%, 01/25/28	167	192,643
3.65%, 05/15/23	275	296,838
4.11%, 07/24/34 (Call 07/24/29)(c)	200	226,712
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	250	257,088

		222,818,343

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	873	986,289
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 ( Call 11/01/25)	305	344,491
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	575	673,480
4.15%, 01/23/25 (Call 12/23/24)	575	653,045
4.75%, 01/23/29 (Call 10/23/28)	859	1,055,410
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	150	154,601
Coca-Cola Co. (The)
1.75%, 09/06/24	230	240,757

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.13%, 09/06/29	$260	$278,554
2.25%, 09/01/26	220	239,382
2.50%, 04/01/23	55	57,776
2.55%, 06/01/26	177	194,385
2.88%, 10/27/25	285	316,421
2.90%, 05/25/27	175	195,594
2.95%, 03/25/25	300	330,012
3.20%, 11/01/23	335	363,468
3.38%, 03/25/27	300	344,478
3.45%, 03/25/30	498	587,207
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	125	138,644
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	341	351,305
3.20%, 02/15/23 (Call 01/15/23)	270	285,036
3.60%, 02/15/28 (Call 11/15/27)	125	141,954
3.70%, 12/06/26 (Call 09/06/26)	549	627,062
4.25%, 05/01/23	160	173,928
4.40%, 11/15/25 (Call 09/15/25)	150	174,507
4.75%, 11/15/24	90	103,538
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	220	230,586
3.50%, 09/18/23 (Call 08/18/23)	200	216,428
3.88%, 05/18/28 (Call 02/18/28)	200	235,878
Diageo Investment Corp., 2.88%, 05/11/22	410	424,842
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	210	228,667
3.13%, 12/15/23 (Call 10/15/23)	344	369,009
3.43%, 06/15/27 (Call 03/15/27)	25	28,431
4.06%, 05/25/23 (Call 04/25/23)	444	481,798
4.42%, 05/25/25 (Call 03/25/25)	270	311,402
4.60%, 05/25/28 (Call 02/25/28)	285	345,942
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	415	452,068
PepsiCo Inc.
0.40%, 10/07/23	70	70,220
1.40%, 02/25/31 (Call 11/25/30)	600	606,294
1.63%, 05/01/30 (Call 02/01/30)	334	343,980
2.25%, 05/02/22 (Call 04/02/22)	263	270,017
2.25%, 03/19/25 (Call 02/19/25)	368	393,307
2.38%, 10/06/26 (Call 07/06/26)	333	363,156
2.63%, 03/19/27 (Call 01/19/27)	205	225,662
2.63%, 07/29/29 (Call 04/29/29)	265	293,151
2.75%, 03/05/22	261	269,057
2.75%, 04/30/25 (Call 01/30/25)	250	272,502
2.75%, 03/19/30 (Call 12/19/29)	505	565,746
2.85%, 02/24/26 (Call 11/24/25)	290	320,772
3.00%, 10/15/27 (Call 07/15/27)	13	14,646
3.50%, 07/17/25 (Call 04/17/25)	205	230,375
3.60%, 03/01/24 (Call 12/01/23)	442	483,128

		17,058,388

Biotechnology — 0.4%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	61	63,877
2.45%, 02/21/30 (Call 11/21/29)	270	289,921
2.60%, 08/19/26 (Call 05/19/26)	390	423,216
2.65%, 05/11/22 (Call 04/11/22)	1,117	1,151,236
2.70%, 05/01/22 (Call 03/01/22)	59	60,713
3.13%, 05/01/25 (Call 02/01/25)	281	307,757
3.20%, 11/02/27 (Call 08/02/27)	7	7,876

Security	Par (000)	Value

Biotechnology (continued)
3.63%, 05/22/24 (Call 02/22/24)	$449	$491,502
3.88%, 11/15/21 (Call 12/16/20)	322	329,805
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	370	418,899
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	550	569,580
3.63%, 09/15/22	26	27,480
4.05%, 09/15/25 (Call 06/15/25)	315	360,089
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	375	376,013
1.20%, 10/01/27 (Call 08/01/27)	180	181,055
1.65%, 10/01/30 (Call 07/01/30)	425	425,854
1.95%, 03/01/22 (Call 02/01/22)	175	178,187
2.50%, 09/01/23 (Call 07/01/23)	11	11,571
2.95%, 03/01/27 (Call 12/01/26)	342	378,081
3.25%, 09/01/22 (Call 07/01/22)	327	341,807
3.50%, 02/01/25 (Call 11/01/24)	370	408,828
3.65%, 03/01/26 (Call 12/01/25)	408	462,578
3.70%, 04/01/24 (Call 01/01/24)	549	599,437
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	443	436,807

		8,302,169

Building Materials — 0.1%
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(a)	95	97,812
2.24%, 02/15/25 (Call 01/15/25)(a)	155	162,772
2.49%, 02/15/27 (Call 12/15/26)(a)	476	506,569
2.72%, 02/15/30 (Call 11/15/29)(a)	300	319,641
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	210	233,545
4.00%, 09/21/23 (Call 08/21/23)	3	3,273
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	49	53,255
3.90%, 02/14/26 (Call 11/14/25)	51	57,835
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	100	102,372
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	105	110,512
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	344	389,140
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	145	169,183
4.45%, 04/01/25 (Call 01/01/25)	235	269,251
Owens Corning
3.95%, 08/15/29 (Call 05/15/29)	10	11,449
4.20%, 12/01/24 (Call 09/01/24)	175	194,304

		2,680,913

Chemicals — 0.5%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	187	194,158
1.85%, 05/15/27 (Call 03/15/27)	290	306,069
2.05%, 05/15/30 (Call 02/15/30)	322	343,287
3.35%, 07/31/24 (Call 04/30/24)	210	229,303
Airgas Inc., 3.65%, 07/15/24 (Call 12/22/20)	100	110,618
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	20	22,113
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	108	114,678
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	100	108,160
4.63%, 11/15/22	121	130,246
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	150	163,982

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.55%, 11/30/25 (Call 09/30/25)	$215	$250,600
4.80%, 11/30/28 (Call 08/30/28)	213	262,307
7.38%, 11/01/29	250	356,547
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	506	557,465
4.49%, 11/15/25 (Call 09/15/25)	401	467,205
4.73%, 11/15/28 (Call 08/15/28)	618	760,227
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	271	283,138
3.80%, 03/15/25 (Call 12/15/24)	356	392,988
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	600	595,494
2.38%, 08/10/22 (Call 07/10/22)	250	258,300
2.70%, 11/01/26 (Call 08/01/26)	225	250,171
3.25%, 01/14/23 (Call 11/14/22)	102	107,589
3.25%, 12/01/27 (Call 09/01/27)	80	90,819
4.80%, 03/24/30 (Call 12/24/29)	8	10,235
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	100	103,850
2.30%, 07/15/30 (Call 04/15/30)	275	292,306
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	55	61,122
3.45%, 10/01/29 (Call 07/01/29)	70	79,016
4.10%, 02/01/24 (Call 11/01/23)	90	97,302
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	120	138,187
5.13%, 11/15/22 (Call 08/15/22)	75	80,214
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	29,652
Linde Inc.
2.65%, 02/05/25 (Call 11/05/24)	75	80,843
3.20%, 01/30/26 (Call 10/30/25)	150	167,707
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	600	592,320
2.20%, 08/15/22 (Call 05/15/22)	155	159,359
2.70%, 02/21/23 (Call 11/21/22)	125	130,545
LYB International Finance BV, 4.00%, 07/15/23	181	196,597
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	212	237,211
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	130	131,290
2.25%, 10/01/30 (Call 07/01/30)	340	348,282
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	250	287,127
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	50	52,250
4.05%, 11/15/27 (Call 08/15/27)	85	95,838
4.25%, 11/15/23 (Call 08/15/23)	255	278,011
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	150	162,545
3.15%, 10/01/22 (Call 07/01/22)	175	182,457
3.50%, 06/01/23 (Call 03/01/23)	135	143,720
3.63%, 03/15/24 (Call 12/15/23)	150	163,422
4.00%, 12/15/26 (Call 09/15/26)	175	203,413
4.20%, 04/01/29 (Call 01/01/29)	130	155,334
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	75	79,462
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	9	9,937
4.55%, 03/01/29 (Call 12/01/28)	115	134,542

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	$120	$126,654
2.95%, 08/15/29 (Call 05/15/29)	5	5,543
3.13%, 06/01/24 (Call 04/01/24)	120	130,096
3.45%, 06/01/27 (Call 03/01/27)	315	358,290
4.20%, 01/15/22 (Call 10/15/21)	175	180,637
Syngenta Finance NV, 3.13%, 03/28/22	110	112,037
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	219	242,486

		12,395,303

Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	600	597,762
3.38%, 09/15/25 (Call 06/15/25)	324	363,350
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	85	97,319
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	185	213,288
Equifax Inc.
2.60%, 12/15/25 (Call 11/15/25)	9	9,708
3.30%, 12/15/22 (Call 09/15/22)	220	230,789
3.95%, 06/15/23 (Call 05/15/23)	50	54,026
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	122	130,658
2.90%, 05/15/30 (Call 02/15/30)	340	371,933
3.20%, 08/15/29 (Call 05/15/29)	137	152,218
3.75%, 06/01/23 (Call 03/01/23)	12	12,862
4.00%, 06/01/23 (Call 05/01/23)	205	221,812
4.45%, 06/01/28 (Call 03/01/28)	50	59,174
4.80%, 04/01/26 (Call 01/01/26)	229	271,855
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	65	70,888
4.13%, 08/01/23 (Call 07/01/23)	241	262,476
4.25%, 05/01/29 (Call 02/01/29)	145	172,992
4.75%, 08/01/28 (Call 05/01/28)	132	159,447
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	510	532,328
3.25%, 01/15/28 (Call 10/15/27)	52	58,770
4.50%, 09/01/22 (Call 06/01/22)	55	58,343
4.88%, 02/15/24 (Call 11/15/23)	231	259,228
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	357	371,519
2.30%, 06/01/30 (Call 03/01/30)	235	252,251
2.65%, 10/01/26 (Call 08/01/26)	60	65,554
2.85%, 10/01/29 (Call 07/01/29)	375	415,650
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	297	316,412
4.00%, 03/18/29 (Call 12/18/28)	155	182,883
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	325	321,129
2.50%, 12/01/29 (Call 09/01/29)	84	91,351
2.95%, 01/22/27 (Call 10/22/26)	204	226,615
4.00%, 06/15/25 (Call 03/15/25)	105	119,524
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	235	265,933

		6,990,047

Computers — 1.0%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,610	1,610,258
0.75%, 05/11/23	190	192,280
1.13%, 05/11/25 (Call 04/11/25)	345	352,859
1.25%, 08/20/30 (Call 05/20/30)	525	526,234
1.65%, 05/11/30 (Call 02/11/30)	210	216,938

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
1.70%, 09/11/22	$55	$56,436
2.05%, 09/11/26 (Call 07/11/26)	100	106,981
2.10%, 09/12/22 (Call 08/12/22)	71	73,246
2.15%, 02/09/22	399	408,065
2.20%, 09/11/29 (Call 06/11/29)	214	230,664
2.30%, 05/11/22 (Call 04/11/22)	317	325,752
2.40%, 01/13/23 (Call 12/13/22)	280	291,838
2.40%, 05/03/23	557	584,950
2.45%, 08/04/26 (Call 05/04/26)	378	411,343
2.50%, 02/09/22 (Call 01/09/22)	380	389,458
2.50%, 02/09/25	575	619,890
2.70%, 05/13/22	324	335,596
2.75%, 01/13/25 (Call 11/13/24)	391	423,582
2.85%, 02/23/23 (Call 12/23/22)	521	548,222
2.85%, 05/11/24 (Call 03/11/24)	133	142,984
2.90%, 09/12/27 (Call 06/12/27)	231	258,775
3.00%, 02/09/24 (Call 12/09/23)	251	270,011
3.00%, 11/13/27 (Call 08/13/27)	370	417,545
3.20%, 05/13/25	140	155,956
3.20%, 05/11/27 (Call 02/11/27)	495	561,439
3.25%, 02/23/26 (Call 11/23/25)	654	733,160
3.35%, 02/09/27 (Call 11/09/26)	477	543,413
3.45%, 05/06/24	463	509,175
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	263	289,232
4.90%, 10/01/26 (Call 08/01/26)(a)	417	487,273
5.30%, 10/01/29 (Call 07/01/29)(a)	292	351,986
5.45%, 06/15/23 (Call 04/15/23)(a)	338	373,264
6.02%, 06/15/26 (Call 03/15/26)(a)	825	1,000,939
6.10%, 07/15/27 (Call 05/15/27)(a)	20	24,476
6.20%, 07/15/30 (Call 04/15/30)(a)	300	379,854
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	10	10,945
4.25%, 04/15/24 (Call 02/15/24)	365	394,861
4.75%, 04/15/27 (Call 01/15/27)	50	56,403
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22).	170	173,674
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	388	413,433
4.45%, 10/02/23 (Call 09/02/23)	655	720,873
4.90%, 10/15/25 (Call 07/15/25)	465	540,539
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	225	247,617
4.05%, 09/15/22	219	232,528
IBM Credit LLC, 3.00%, 02/06/23	160	169,066
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	595	615,551
1.88%, 08/01/22	225	231,012
1.95%, 05/15/30 (Call 02/15/30)	250	258,097
2.85%, 05/13/22	215	223,060
3.00%, 05/15/24	708	766,530
3.30%, 05/15/26	510	575,158
3.38%, 08/01/23	200	215,778
3.45%, 02/19/26	290	329,040
3.50%, 05/15/29	700	809,613
3.63%, 02/12/24	328	359,153
7.00%, 10/30/25	106	137,423
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)(a)	500	507,750
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	150	156,278
2.38%, 06/22/27 (Call 04/22/27)	350	371,217

Security	Par (000)	Value

Computers (continued)
3.30%, 09/29/24 (Call 07/29/24)	$219	$238,353
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(a)	167	185,155
4.75%, 06/01/23	120	130,073
4.88%, 06/01/27 (Call 03/01/27)	76	86,744

		23,359,998

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.10%, 05/01/23	17	17,746
2.25%, 11/15/22	250	259,540
2.30%, 05/03/22	170	174,872
2.45%, 11/15/21	150	153,069
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	175	185,017
2.38%, 12/01/29 (Call 09/01/29)	65	70,582
3.15%, 03/15/27 (Call 12/15/26)	180	202,545
Procter & Gamble Co. (The)
0.55%, 10/29/25	315	316,751
1.20%, 10/29/30	600	603,984
2.15%, 08/11/22	25	25,817
2.30%, 02/06/22	250	256,093
2.45%, 11/03/26	280	308,361
2.70%, 02/02/26	262	289,866
2.85%, 08/11/27	251	282,119
3.00%, 03/25/30	529	613,719
3.10%, 08/15/23	28	30,157
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	325	327,717
2.00%, 07/28/26	275	293,458
2.20%, 05/05/22 (Call 04/05/22)	150	153,876
2.60%, 05/05/24 (Call 03/05/24)	210	223,774
2.90%, 05/05/27 (Call 02/05/27)	250	278,610
3.00%, 03/07/22	100	103,486
3.25%, 03/07/24 (Call 02/07/24)	240	260,357

		5,431,516

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	345	351,351
3.88%, 01/23/28 (Call 10/23/27)	300	305,613
3.95%, 02/01/22 (Call 01/01/22)	215	220,713
4.13%, 07/03/23 (Call 06/03/23)	330	348,533
4.45%, 10/01/25 (Call 08/01/25)	160	171,917
6.50%, 07/15/25 (Call 06/15/25)	400	462,256
Affiliated Managers Group Inc.
3.50%, 08/01/25	100	111,098
4.25%, 02/15/24	120	132,073
Air Lease Corp.
2.25%, 01/15/23	75	76,598
2.30%, 02/01/25 (Call 01/01/25)	85	86,350
2.63%, 07/01/22 (Call 06/01/22)	240	246,036
2.75%, 01/15/23 (Call 12/15/22)	195	199,469
3.00%, 09/15/23 (Call 07/15/23)	153	158,722
3.00%, 02/01/30 (Call 11/01/29)	100	99,782
3.25%, 03/01/25 (Call 01/01/25)	145	152,317
3.25%, 10/01/29 (Call 07/01/29)	200	204,796
3.50%, 01/15/22	35	35,933
3.63%, 04/01/27 (Call 01/01/27)	140	147,119
3.63%, 12/01/27 (Call 09/01/27)	150	158,083
3.75%, 02/01/22 (Call 12/01/21)	115	118,039

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.88%, 07/03/23 (Call 06/03/23)	$190	$201,062
4.25%, 09/15/24 (Call 06/15/24)	220	237,615
4.63%, 10/01/28 (Call 07/01/28)	75	83,919
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	50	51,566
4.25%, 06/15/26 (Call 04/15/26)	175	178,656
4.40%, 09/25/23 (Call 08/25/23)	154	159,753
5.00%, 04/01/23	10	10,453
5.50%, 02/15/22	135	139,981
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	420	457,926
4.13%, 02/13/22	346	360,397
4.63%, 05/19/22	313	330,947
4.63%, 03/30/25	100	113,733
5.80%, 05/01/25 (Call 04/01/25)	14	16,655
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	719	743,439
2.50%, 07/30/24 (Call 06/30/24)	516	549,927
2.65%, 12/02/22	400	418,056
2.75%, 05/20/22 (Call 04/20/22)	235	242,769
3.00%, 10/30/24 (Call 09/29/24)	287	311,992
3.13%, 05/20/26 (Call 04/20/26)	240	268,644
3.40%, 02/27/23 (Call 01/27/23)	13	13,829
3.40%, 02/22/24 (Call 01/22/24)	167	181,633
3.63%, 12/05/24 (Call 11/04/24)	215	238,613
4.20%, 11/06/25 (Call 10/06/25)	388	450,476
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	445	457,398
3.30%, 05/03/27 (Call 04/03/27)	200	227,062
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	237	262,049
3.00%, 03/22/22	150	155,227
4.00%, 10/15/23	270	297,397
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	9	9,244
5.38%, 07/24/23	125	133,961
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	100	114,930
4.00%, 04/01/24 (Call 02/01/24)	63	69,176
4.25%, 06/02/26 (Call 03/02/26)	100	116,133
4.35%, 04/15/30 (Call 01/15/30)	4	4,840
4.85%, 03/29/29 (Call 12/29/28)	230	282,277
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	420	440,118
3.05%, 03/09/22 (Call 02/09/22)	220	227,000
3.20%, 01/30/23 (Call 12/30/22)	295	311,915
3.20%, 02/05/25 (Call 01/05/25)	295	321,016
3.30%, 10/30/24 (Call 09/30/24)	395	430,305
3.50%, 06/15/23	50	53,620
3.65%, 05/11/27 (Call 04/11/27)	211	239,810
3.75%, 04/24/24 (Call 03/24/24)	215	234,825
3.75%, 07/28/26 (Call 06/28/26)	254	282,697
3.75%, 03/09/27 (Call 02/09/27)	310	353,335
3.80%, 01/31/28 (Call 12/31/27)	255	293,031
3.90%, 01/29/24 (Call 12/29/23)	140	153,506
4.20%, 10/29/25 (Call 09/29/25)	220	249,832
4.25%, 04/30/25 (Call 03/31/25)	200	227,276
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	301	315,605
3.00%, 03/10/25 (Call 12/10/24)	105	114,414

Security	Par (000)	Value

Diversified Financial Services (continued)
3.20%, 03/02/27 (Call 12/02/26)	$239	$268,619
3.20%, 01/25/28 (Call 10/25/27)	200	226,890
3.55%, 02/01/24 (Call 01/01/24)	115	125,417
3.85%, 05/21/25 (Call 03/21/25)	150	169,876
4.63%, 03/22/30 (Call 12/22/29)	250	318,365
CME Group Inc.
3.00%, 09/15/22	234	245,033
3.00%, 03/15/25 (Call 12/15/24)	235	258,190
3.75%, 06/15/28 (Call 03/15/28)	68	80,711
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	35	38,544
3.85%, 11/21/22	224	238,654
4.10%, 02/09/27 (Call 11/09/26)	24	27,301
4.50%, 01/30/26 (Call 11/30/25)	33	37,966
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	100	111,567
Franklin Resources Inc.
2.80%, 09/15/22	150	156,351
2.85%, 03/30/25	130	141,591
GE Capital Funding LLC, 4.40%, 05/15/30 (Call 02/15/30)(a)	680	783,129
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	375	411,041
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	390	409,223
2.35%, 09/15/22 (Call 08/15/22)	190	196,439
3.10%, 09/15/27 (Call 06/15/27)	150	167,146
3.45%, 09/21/23 (Call 08/21/23)	225	243,115
3.75%, 12/01/25 (Call 09/01/25)	287	325,564
4.00%, 10/15/23	248	272,641
International Lease Finance Corp., 5.88%, 08/15/22	174	187,388
Invesco Finance PLC
3.13%, 11/30/22	150	157,924
3.75%, 01/15/26	65	73,364
4.00%, 01/30/24	130	142,460
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	85	97,757
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	155	170,951
Jefferies Group LLC, 5.13%, 01/20/23	227	248,556
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	155	181,747
4.85%, 01/15/27	160	186,373
Lazard Group LLC
3.75%, 02/13/25	140	153,714
4.38%, 03/11/29 (Call 12/11/28)	110	129,024
4.50%, 09/19/28 (Call 06/19/28)	105	123,650
Legg Mason Inc., 4.75%, 03/15/26	78	92,688
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	37	39,318
2.95%, 11/21/26 (Call 08/21/26)	297	333,065
2.95%, 06/01/29 (Call 03/01/29)	245	277,387
3.30%, 03/26/27 (Call 01/26/27)	130	148,162
3.35%, 03/26/30 (Call 12/26/29)	322	378,189
3.38%, 04/01/24	268	294,307
3.50%, 02/26/28 (Call 11/26/27)	110	128,187
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	145	166,108
4.25%, 06/01/24 (Call 03/01/24)	230	255,620
Nomura Holdings Inc.
2.65%, 01/16/25	425	450,785
3.10%, 01/16/30	215	233,890

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
ORIX Corp.
2.90%, 07/18/22	$140	$145,089
3.25%, 12/04/24	230	250,371
3.70%, 07/18/27	10	11,318
4.05%, 01/16/24	200	219,312
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	90	93,240
Raymond James Financial Inc., 3.63%, 09/15/26	104	119,359
Stifel Financial Corp., 4.25%, 07/18/24	158	177,464
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	92	95,026
3.70%, 08/04/26 (Call 05/04/26)	90	98,580
3.95%, 12/01/27 (Call 09/01/27)	105	116,628
4.25%, 08/15/24 (Call 05/15/24)	385	423,161
4.38%, 03/19/24 (Call 02/19/24)	168	184,498
4.50%, 07/23/25 (Call 04/23/25)	225	253,060
5.15%, 03/19/29 (Call 12/19/28)	95	113,861
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	1,100	1,079,826
2.05%, 04/15/30 (Call 01/15/30)	4	4,263
2.15%, 09/15/22 (Call 08/15/22)	46	47,515
2.75%, 09/15/27 (Call 06/15/27)	271	302,095
2.80%, 12/14/22 (Call 10/14/22)	660	692,135
3.15%, 12/14/25 (Call 09/14/25)	1,009	1,126,498
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	200	216,258

		31,600,382

Electric — 1.8%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	125	129,110
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	170	190,381
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	250	254,955
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	10	10,645
3.65%, 02/15/26 (Call 11/15/25)	140	157,514
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	150	155,291
3.25%, 03/01/25 (Call 12/01/24)	15	16,422
3.80%, 05/15/28 (Call 02/15/28)	25	29,303
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	268	280,210
3.20%, 11/13/27 (Call 08/13/27)	149	166,934
Series F, 2.95%, 12/15/22 (Call 09/15/22)	92	96,001
Series J, 4.30%, 12/01/28 (Call 09/01/28)	203	242,768
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	145	159,475
3.15%, 05/15/25 (Call 02/15/25)	20	21,886
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	160	188,123
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	152	165,630
3.80%, 06/01/29 (Call 03/01/29)	51	59,043
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	165	175,893
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	340	341,945
3.50%, 02/01/25 (Call 11/01/24)	60	66,380
3.75%, 11/15/23 (Call 08/15/23)	84	91,533
4.05%, 04/15/25 (Call 03/15/25)(a)	11	12,515
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)	85	93,053
4.25%, 11/30/23 (Call 08/30/23)	275	301,741

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	$175	$179,562
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	100	110,156
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	100	103,430
2.50%, 09/01/24 (Call 08/01/24)	61	64,753
3.85%, 02/01/24 (Call 01/01/24)	110	120,617
4.25%, 11/01/28 (Call 08/01/28)	120	142,864
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	90	97,130
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	5	5,376
2.55%, 06/15/26 (Call 03/15/26)	55	59,971
3.70%, 08/15/28 (Call 05/15/28)	165	193,255
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	110	122,125
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	31	34,742
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	130	151,078
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	8	9,213
Series D, 4.00%, 12/01/28 (Call 09/01/28)	166	197,160
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	155	166,196
3.80%, 11/15/28 (Call 08/15/28)	188	222,840
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	35	37,983
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	184	209,145
4.25%, 06/01/28 (Call 03/01/28)	164	195,324
Series B, 2.75%, 01/15/22 (Call 12/15/21)	277	283,676
Series D, 2.85%, 08/15/26 (Call 05/15/26)	230	252,731
DTE Energy Co.
2.25%, 11/01/22	225	233,019
2.85%, 10/01/26 (Call 07/01/26)	230	251,694
3.80%, 03/15/27 (Call 12/15/26)	150	171,158
Series B, 3.30%, 06/15/22 (Call 04/15/22)	122	126,682
Series C, 3.40%, 06/15/29 (Call 03/15/29)	105	119,167
Series C, 3.50%, 06/01/24 (Call 03/01/24)	265	287,716
Series D, 3.70%, 08/01/23 (Call 07/01/23)	170	183,942
Series F, 1.05%, 06/01/25 (Call 05/01/25)	695	702,249
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	100	108,988
2.45%, 02/01/30 (Call 11/01/29)	200	216,258
2.50%, 03/15/23 (Call 01/15/23)	225	235,426
3.05%, 03/15/23 (Call 02/15/23)	167	176,734
3.35%, 05/15/22	16	16,708
3.95%, 11/15/28 (Call 08/15/28)	25	29,972
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	212	212,727
2.45%, 06/01/30 (Call 03/01/30)	865	924,503
2.65%, 09/01/26 (Call 06/01/26)	199	216,464
3.05%, 08/15/22 (Call 05/15/22)	150	155,645
3.15%, 08/15/27 (Call 05/15/27)	150	167,997
3.40%, 06/15/29 (Call 03/15/29)	225	256,030
3.75%, 04/15/24 (Call 01/15/24)	215	236,231
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	105	114,604
3.20%, 01/15/27 (Call 10/15/26)	33	37,147
3.80%, 07/15/28 (Call 04/15/28)	185	217,984

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	$380	$399,433
3.80%, 09/01/23 (Call 06/01/23)	14	15,146
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	135	138,972
3.45%, 03/15/29 (Call 12/15/28)	86	99,721
3.70%, 09/01/28 (Call 06/01/28)	105	122,862
Edison International
2.40%, 09/15/22 (Call 08/15/22)	228	231,976
2.95%, 03/15/23 (Call 01/15/23)	100	103,413
3.13%, 11/15/22 (Call 10/15/22)	49	50,590
3.55%, 11/15/24 (Call 10/15/24)	250	266,927
4.13%, 03/15/28 (Call 12/15/27)	232	253,321
5.75%, 06/15/27 (Call 04/15/27)	142	167,218
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	100	111,832
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	25	29,164
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	125	141,105
3.70%, 06/01/24 (Call 03/01/24)	175	191,930
Entergy Corp.
2.80%, 06/15/30 (Call 03/15/30)	245	266,599
2.95%, 09/01/26 (Call 06/01/26)	250	276,342
4.00%, 07/15/22 (Call 05/15/22)	72	75,712
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	245	248,567
2.40%, 10/01/26 (Call 07/01/26)	29	31,341
3.25%, 04/01/28 (Call 01/01/28)	200	226,122
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	118	138,431
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	264	279,642
2.90%, 09/15/29 (Call 06/15/29)	125	135,903
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	130	143,846
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	150	168,984
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	50	52,466
Series K, 2.75%, 03/15/22 (Call 02/15/22)	85	87,434
Series L, 2.90%, 10/01/24 (Call 08/01/24)	105	113,315
Series M, 3.30%, 01/15/28 (Call 10/15/27)	75	83,713
Series N, 3.80%, 12/01/23 (Call 11/01/23)	212	231,896
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	400	399,176
Series R, 1.65%, 08/15/30 (Call 05/15/30)	300	299,817
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	158	177,309
3.50%, 06/01/22 (Call 05/01/22)	278	289,837
3.95%, 06/15/25 (Call 03/15/25)	117	132,522
4.05%, 04/15/30 (Call 01/15/30)	354	420,177
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	225	232,479
4.25%, 06/15/22 (Call 03/15/22)	111	116,336
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	50	49,379
Series A, 1.60%, 01/15/26 (Call 12/15/25)	180	175,046
Series A, 2.85%, 07/15/22 (Call 05/15/22)	170	174,056
Series B, 2.25%, 09/01/30 (Call 06/01/30)	370	353,698
Series B, 3.90%, 07/15/27 (Call 04/15/27)	315	348,075
Series B, 4.25%, 03/15/23 (Call 12/15/22)	176	185,833
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	40	43,626
3.25%, 06/01/24 (Call 12/01/23)	250	270,087

Security	Par (000)	Value

Electric (continued)
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	$195	$213,938
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	175	194,099
Series A, 2.10%, 07/30/23	12	12,527
Series A, 2.20%, 09/15/24 (Call 08/15/24)	110	115,882
Series B, 2.65%, 09/15/29 (Call 06/15/29)	154	168,835
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	115	129,491
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	7	8,064
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	125	137,023
4.10%, 09/26/28 (Call 06/26/28)	100	119,206
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	115	119,666
3.25%, 06/30/26 (Call 03/30/26)	145	161,691
3.35%, 11/15/27 (Call 08/15/27)	120	134,027
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	40	44,432
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	8	9,014
3.50%, 10/15/24 (Call 07/15/24)	134	147,683
3.65%, 04/15/29 (Call 01/15/29)	327	391,318
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	140	143,826
2.40%, 03/15/30 (Call 12/15/29)	145	157,398
2.70%, 02/15/23 (Call 12/15/22)	150	156,951
2.85%, 01/27/25 (Call 10/27/24)	47	50,951
2.95%, 02/07/24 (Call 12/07/23)	40	42,716
3.05%, 02/15/22 (Call 11/15/21)	150	153,812
3.05%, 04/25/27 (Call 01/25/27)	6	6,673
3.25%, 11/01/25 (Call 08/01/25)	150	166,668
3.40%, 11/15/23 (Call 08/15/23)	150	161,748
3.70%, 03/15/29 (Call 12/15/28)	75	87,887
3.90%, 11/01/28 (Call 08/01/28)	50	58,950
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	59	69,352
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	307	330,283
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,000	1,048,500
2.75%, 05/01/25 (Call 04/01/25)	30	32,503
2.75%, 11/01/29 (Call 08/01/29)	331	361,982
3.15%, 04/01/24 (Call 03/01/24)	258	278,359
3.50%, 04/01/29 (Call 01/01/29)	105	120,631
3.55%, 05/01/27 (Call 02/01/27)	336	383,181
4.80%, 12/01/77 (Call 12/01/27)(c)	160	175,992
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	183	187,143
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	175	180,586
3.20%, 05/15/27 (Call 02/15/27)	195	219,467
3.25%, 05/15/29 (Call 02/15/29)	170	195,119
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30) .	190	208,996
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	100	116,120
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(a)	290	288,886
2.75%, 06/01/24 (Call 05/01/24)	66	70,761
2.95%, 04/01/25 (Call 01/01/25)	40	43,586
3.70%, 11/15/28 (Call 08/15/28)	55	64,792
4.10%, 06/01/22 (Call 03/01/22)	45	47,004

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.75%, 03/15/29 (Call 12/15/28)	$10	$13,132
7.00%, 09/01/22	385	428,667
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	497	500,504
3.15%, 01/01/26	300	317,061
4.55%, 07/01/30 (Call 01/01/30)	1,000	1,143,360
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	185	189,418
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	190	206,627
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	237	263,416
3.40%, 06/01/23 (Call 03/01/23)	20	21,289
3.95%, 03/15/24 (Call 12/15/23)	168	183,858
4.13%, 04/15/30 (Call 01/15/30)	211	250,497
4.20%, 06/15/22 (Call 03/15/22)	254	266,195
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	251	258,394
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	282	304,255
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	51	52,295
3.70%, 06/15/28 (Call 12/15/27)	100	116,686
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	275	287,642
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	125	135,110
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	141	151,991
2.38%, 05/15/23 (Call 02/15/23)	150	156,432
3.00%, 05/15/27 (Call 02/15/27)	100	111,009
3.25%, 09/01/23 (Call 08/01/23)	125	134,443
3.70%, 05/01/28 (Call 02/01/28)	125	145,955
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	100	107,367
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	160	177,270
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	108,256
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	30	32,318
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	400	405,016
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	99	102,553
2.90%, 02/01/23 (Call 01/01/23)	125	131,084
3.25%, 06/15/27 (Call 03/15/27)	200	221,368
3.40%, 02/01/28 (Call 11/01/27)	179	200,229
3.55%, 06/15/24 (Call 03/15/24)	60	65,389
3.75%, 11/15/25 (Call 08/15/25)	150	169,578
4.05%, 12/01/23 (Call 09/01/23)	145	158,401
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	148	161,190
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	223	241,587
6.65%, 04/01/29	5	6,332
Series A, 4.20%, 03/01/29 (Call 12/01/28)	95	111,346
Series B, 2.40%, 02/01/22 (Call 12/01/21)	10	10,184
Series B, 3.65%, 03/01/28 (Call 12/01/27)	23	25,773
Series D, 3.40%, 06/01/23 (Call 05/01/23)	185	197,406
Series E, 3.70%, 08/01/25 (Call 06/01/25)	40	44,856
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	578	612,460
3.25%, 07/01/26 (Call 04/01/26)	585	654,796
Series A, 3.70%, 04/30/30 (Call 01/30/30)	9	10,467
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)	75	77,753
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	205	235,440

Security	Par (000)	Value

Electric (continued)
Series E, 2.50%, 12/15/21 (Call 11/15/21)	$70	$71,397
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	180	210,600
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	435	433,325
3.05%, 03/15/25 (Call 12/15/24)	100	108,694
Union Electric Co.
2.95%, 03/15/30 (Call 12/15/29)	6	6,746
3.50%, 04/15/24 (Call 01/15/24)	75	81,407
3.50%, 03/15/29 (Call 12/15/28)	48	55,602
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)(b)	114	116,554
3.45%, 02/15/24 (Call 11/15/23)	200	215,996
Series A, 2.88%, 07/15/29 (Call 04/15/29)	175	196,985
Series A, 3.10%, 05/15/25 (Call 02/15/25)	220	240,535
Series A, 3.15%, 01/15/26 (Call 10/15/25)	275	305,255
Series A, 3.50%, 03/15/27 (Call 12/15/26)	90	103,091
Series A, 3.80%, 04/01/28 (Call 01/01/28)	175	206,558
Series B, 2.95%, 11/15/26 (Call 08/15/26)	200	222,752
Series C, 2.75%, 03/15/23 (Call 12/15/22)	200	209,426
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	35	39,027
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	11	11,608
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	145	161,147
Xcel Energy Inc.
2.60%, 12/01/29 (Call 06/01/29)	215	233,864
3.30%, 06/01/25 (Call 12/01/24)	186	204,237
3.35%, 12/01/26 (Call 06/01/26)	267	300,124

		41,675,803

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	275	287,001
3.15%, 06/01/25 (Call 03/01/25)	125	138,998

		425,999

Electronics — 0.3%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	390	420,806
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	225	248,429
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	218	238,263
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	261	281,546
3.50%, 04/01/22 (Call 02/01/22)	100	102,986
4.00%, 04/01/25 (Call 01/01/25)	100	109,810
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	139	154,721
4.88%, 12/01/22	111	119,224
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	100	117,240
5.00%, 02/15/23	230	250,072
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	205	227,201
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	185	190,874
2.15%, 08/08/22 (Call 07/08/22)	75	77,248
2.50%, 11/01/26 (Call 08/01/26)	300	330,030
3.35%, 12/01/23	150	163,409
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	100	108,320
3.50%, 02/15/28 (Call 11/15/27)	165	180,258

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	$540	$563,965
3.60%, 01/15/30 (Call 10/15/29)	54	59,442
3.95%, 01/12/28 (Call 10/12/27)	105	117,233
4.70%, 09/15/22	167	178,698
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	52	57,107
4.55%, 10/30/24 (Call 07/30/24)	162	183,611
4.60%, 04/06/27 (Call 01/06/27)	74	87,948
Legrand France SA, 8.50%, 02/15/25	150	196,757
Roper Technologies Inc.
0.45%, 08/15/22	50	50,057
1.00%, 09/15/25 (Call 08/15/25)	60	60,356
1.75%, 02/15/31 (Call 11/15/30)	245	245,566
2.35%, 09/15/24 (Call 08/15/24)	100	105,880
2.95%, 09/15/29 (Call 06/15/29)	105	115,862
3.13%, 11/15/22 (Call 08/15/22)	275	287,559
3.65%, 09/15/23 (Call 08/15/23)	10	10,847
3.80%, 12/15/26 (Call 09/15/26)	255	293,553
4.20%, 09/15/28 (Call 06/15/28)	280	335,297
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	35	37,911
4.90%, 06/15/28 (Call 03/15/28)	150	178,215
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	100	110,595
3.70%, 02/15/26 (Call 11/15/25)	140	156,960

		6,753,856

Environmental Control — 0.1%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	330	325,215
2.30%, 03/01/30 (Call 12/01/29)	154	163,197
2.50%, 08/15/24 (Call 07/15/24)	207	220,662
2.90%, 07/01/26 (Call 04/01/26)	25	27,525
3.20%, 03/15/25 (Call 12/15/24)	100	109,662
3.38%, 11/15/27 (Call 08/15/27)	40	45,535
3.55%, 06/01/22 (Call 12/09/20)	291	302,212
3.95%, 05/15/28 (Call 02/15/28)	231	273,017
4.75%, 05/15/23 (Call 02/15/23)	185	202,318
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	129	139,213
3.50%, 05/01/29 (Call 02/01/29)	162	185,031
4.25%, 12/01/28 (Call 09/01/28)	85	101,300
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	195	203,931
2.90%, 09/15/22 (Call 06/15/22)	145	150,632
3.13%, 03/01/25 (Call 12/01/24)	50	54,738
3.15%, 11/15/27 (Call 08/15/27)	280	316,540
3.50%, 05/15/24 (Call 02/15/24)	225	245,398

		3,066,126

Food — 0.5%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	188	205,672
3.65%, 03/15/23 (Call 02/15/23)	216	230,833
3.95%, 03/15/25 (Call 01/15/25)	150	168,813
4.15%, 03/15/28 (Call 12/15/27)	236	277,007
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	157	164,919
4.30%, 05/01/24 (Call 04/01/24)	253	282,277
4.60%, 11/01/25 (Call 09/01/25)	284	331,107

Security	Par (000)	Value

Food (continued)
4.85%, 11/01/28 (Call 08/01/28)	$190	$236,417
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	274	284,861
3.20%, 02/10/27 (Call 11/10/26)	227	255,287
3.65%, 02/15/24 (Call 11/15/23)	285	310,984
4.00%, 04/17/25 (Call 02/17/25)	253	286,308
4.20%, 04/17/28 (Call 01/17/28)	230	274,333
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	75	79,165
2.30%, 08/15/26 (Call 05/15/26)	151	162,968
2.45%, 11/15/29 (Call 08/15/29)	50	54,903
3.38%, 05/15/23 (Call 04/15/23)	198	212,361
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	135	149,527
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	35	39,488
3.50%, 03/15/25	355	395,197
Kellogg Co.
2.65%, 12/01/23	186	197,272
3.25%, 04/01/26	165	185,305
3.40%, 11/15/27 (Call 08/15/27)	210	238,253
4.30%, 05/15/28 (Call 02/15/28)	115	137,415
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	305	332,712
2.80%, 08/01/22 (Call 07/01/22)	174	180,589
3.50%, 02/01/26 (Call 11/01/25)	9	10,117
3.70%, 08/01/27 (Call 05/01/27)	80	92,533
3.85%, 08/01/23 (Call 05/01/23)	160	173,062
4.00%, 02/01/24 (Call 11/01/23)	125	137,476
4.50%, 01/15/29 (Call 10/15/28)	140	172,375
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	115	119,157
3.40%, 08/15/27 (Call 05/15/27)	327	368,971
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	163	168,640
1.50%, 02/04/31 (Call 11/04/30)	175	173,565
2.75%, 04/13/30 (Call 01/13/30)	705	772,856
3.63%, 05/07/23 (Call 12/04/20)	265	285,500
Sysco Corp.
2.60%, 06/12/22	150	155,109
3.25%, 07/15/27 (Call 04/15/27)	171	189,603
3.30%, 07/15/26 (Call 04/15/26)	381	421,535
3.55%, 03/15/25 (Call 01/15/25)	130	144,067
3.75%, 10/01/25 (Call 07/01/25)	350	392,410
5.65%, 04/01/25 (Call 03/01/25)	300	357,765
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	403	461,310
3.90%, 09/28/23 (Call 08/28/23)	43	46,935
3.95%, 08/15/24 (Call 05/15/24)	309	344,170
4.00%, 03/01/26 (Call 01/01/26)	120	138,534
4.35%, 03/01/29 (Call 12/01/28)	97	117,809
4.50%, 06/15/22 (Call 03/15/22)	241	253,566

		11,171,038

Forest Products & Paper — 0.0%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	103,094
Georgia-Pacific LLC, 8.00%, 01/15/24	240	293,619
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	137	155,544
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	300	358,581

		910,838

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	$45	$49,752
3.00%, 06/15/27 (Call 03/15/27)	15	16,714
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	60	61,067
3.55%, 04/01/23 (Call 03/01/23)	175	187,075
4.00%, 04/01/28 (Call 01/01/28)	115	134,910
Dominion Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	75	82,590
Series A, 2.50%, 11/15/24 (Call 10/15/24)	183	195,365
Series B, 3.00%, 11/15/29 (Call 08/15/29)	239	265,092
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	180	188,791
4.75%, 09/01/28 (Call 06/01/28)	100	105,072
5.20%, 07/15/25 (Call 04/15/25)	125	138,254
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	630	629,439
1.70%, 02/15/31 (Call 11/15/30)	245	244,662
2.95%, 09/01/29 (Call 06/01/29)	257	282,890
3.49%, 05/15/27 (Call 02/15/27)	295	333,214
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	25	27,101
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	207	237,928
Southern California Gas Co.
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	185	199,709
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	225	243,716
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	200	210,038
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	250	252,550
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	50	57,471

		4,143,400

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	100	110,579
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	155	166,177
2.90%, 11/01/22	74	77,582
3.40%, 12/01/21 (Call 12/02/20)	170	173,880
3.40%, 03/01/26 (Call 01/01/26)	150	169,469
4.00%, 03/15/60 (Call 03/15/25)(c)	125	132,816
4.25%, 11/15/28 (Call 08/15/28)	60	72,986

		903,489

Health Care - Products — 0.4%
Abbott Laboratories
1.40%, 06/30/30 (Call 03/30/30)	140	142,275
2.55%, 03/15/22	335	344,732
2.95%, 03/15/25 (Call 12/15/24)	300	329,130
3.40%, 11/30/23 (Call 09/30/23)	313	339,611
3.75%, 11/30/26 (Call 08/30/26)	345	402,794
3.88%, 09/15/25 (Call 06/15/25)	50	57,207
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	425	462,515
3.95%, 04/01/30 (Call 01/01/30)(a)	50	59,768
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	315	329,251
3.38%, 05/15/22	36	37,561
3.45%, 03/01/24 (Call 02/01/24)	535	580,395
3.75%, 03/01/26 (Call 01/01/26)	178	202,041
3.85%, 05/15/25	99	112,021
4.00%, 03/01/29 (Call 12/01/28)	191	224,133

Security	Par (000)	Value

Health Care - Products (continued)
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	$9	$10,028
DH Europe Finance II Sarl
2.05%, 11/15/22	14	14,452
2.20%, 11/15/24 (Call 10/15/24)	350	371,231
2.60%, 11/15/29 (Call 08/15/29)	95	104,808
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	89	106,008
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	155	176,100
Medtronic Inc., 3.50%, 03/15/25	429	481,269
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	300	305,679
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	278	301,880
3.38%, 11/01/25 (Call 08/01/25)	242	270,130
3.50%, 03/15/26 (Call 12/15/25)	143	161,295
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	347	385,517
3.00%, 04/15/23 (Call 02/15/23)	294	310,546
3.20%, 08/15/27 (Call 05/15/27)	155	174,866
3.65%, 12/15/25 (Call 09/15/25)	150	169,065
4.13%, 03/25/25 (Call 02/25/25)	40	45,494
4.15%, 02/01/24 (Call 11/01/23)	369	407,760
4.50%, 03/25/30 (Call 12/25/29)	229	287,542
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	215	221,775
3.55%, 04/01/25 (Call 01/01/25)	255	280,844
3.55%, 03/20/30 (Call 12/20/29)	125	141,710
3.70%, 03/19/23 (Call 02/19/23)	155	165,450

		8,516,883

Health Care - Services — 0.6%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	403	418,588
2.80%, 06/15/23 (Call 04/15/23)	320	336,611
3.50%, 11/15/24 (Call 08/15/24)	234	257,360
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	409	432,370
2.38%, 01/15/25 (Call 12/15/24)	151	160,727
2.88%, 09/15/29 (Call 06/15/29)	294	323,929
2.95%, 12/01/22 (Call 11/01/22)	160	167,669
3.13%, 05/15/22	262	272,396
3.30%, 01/15/23	230	243,667
3.35%, 12/01/24 (Call 10/01/24)	195	214,541
3.50%, 08/15/24 (Call 05/15/24)	245	268,753
3.65%, 12/01/27 (Call 09/01/27)	166	190,510
4.10%, 03/01/28 (Call 12/01/27)	320	376,422
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	10	10,871
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	150	156,728
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	25	26,504
2.78%, 10/01/30 (Call 04/01/30)	62	64,209
2.95%, 11/01/22	50	51,895
3.35%, 10/01/29 (Call 04/01/29)	222	240,719
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	492	568,147
4.50%, 02/15/27 (Call 08/15/26)	49	56,310
4.75%, 05/01/23	123	134,327
5.00%, 03/15/24	81	91,082
5.25%, 04/15/25	712	830,740
5.25%, 06/15/26 (Call 12/15/25)	440	519,460

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	$92	$96,228
3.13%, 08/15/29 (Call 05/15/29)	150	166,815
3.15%, 12/01/22 (Call 09/01/22)	226	236,538
3.85%, 10/01/24 (Call 07/01/24)	155	171,535
3.95%, 03/15/27 (Call 12/15/26)	195	224,521
4.88%, 04/01/30 (Call 01/01/30)	201	253,445
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	6	6,679
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (Call 09/01/29)	26	28,721
3.20%, 02/01/22	235	242,529
3.25%, 09/01/24 (Call 07/01/24)	68	73,971
3.60%, 02/01/25 (Call 11/01/24)	285	315,176
3.60%, 09/01/27 (Call 06/01/27)	98	112,077
3.75%, 08/23/22 (Call 05/23/22)	330	345,754
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	145	161,212
3.45%, 06/01/26 (Call 03/01/26)	87	98,289
4.20%, 06/30/29 (Call 03/30/29)	110	130,683
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	6	6,919
Sutter Health, Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	65	66,465
UnitedHealth Group Inc.
1.25%, 01/15/26 (Call 12/15/25)	160	164,197
2.00%, 05/15/30 (Call 02/15/30)	230	243,738
2.38%, 10/15/22	110	114,203
2.38%, 08/15/24	70	74,548
2.75%, 02/15/23 (Call 11/15/22)	150	157,059
2.88%, 12/15/21	237	243,247
2.88%, 03/15/22 (Call 12/15/21)	218	223,808
2.88%, 08/15/29	589	666,324
2.95%, 10/15/27	103	115,556
3.10%, 03/15/26	275	308,866
3.35%, 07/15/22	236	247,642
3.38%, 04/15/27	250	285,498
3.45%, 01/15/27	200	228,734
3.50%, 06/15/23	165	178,339
3.50%, 02/15/24	185	202,655
3.75%, 07/15/25	421	479,527
3.85%, 06/15/28	230	273,850
3.88%, 12/15/28	166	199,999

		13,559,882

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	180	186,599
3.50%, 02/10/23 (Call 01/10/23)	163	169,566
3.63%, 01/19/22 (Call 12/19/21)	125	128,375
4.20%, 06/10/24 (Call 05/10/24)	170	181,436
4.25%, 03/01/25 (Call 01/01/25)	225	240,208
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	110	114,126
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	95	97,156
4.00%, 03/30/25 (Call 02/28/25)	140	144,450

		1,261,916

Home Builders — 0.0%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	140	148,630
5.75%, 08/15/23 (Call 05/15/23)	126	141,363

Security	Par (000)	Value

Home Builders (continued)
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	$196	$205,970

		495,963

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	60	65,008
3.80%, 11/15/24 (Call 08/15/24)	100	107,881
4.40%, 03/15/29 (Call 12/15/28)	208	237,684
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	110	134,839

		545,412

Household Products & Wares — 0.1%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 02/01/30)	80	86,013
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	60	66,106
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	110,639
3.90%, 05/15/28 (Call 02/15/28)	200	236,250
Kimberly-Clark Corp.
2.75%, 02/15/26	155	170,390
3.05%, 08/15/25	100	110,794
3.20%, 04/25/29 (Call 01/25/29)	140	161,743
3.95%, 11/01/28 (Call 08/01/28)	150	181,193

		1,123,128

Insurance — 0.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(c)	200	224,048
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	9	9,990
3.60%, 04/01/30 (Call 01/01/30)	190	223,957
3.63%, 11/15/24	440	492,329
Alleghany Corp., 4.95%, 06/27/22	300	319,950
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	100	107,927
Allstate Corp. (The)
3.15%, 06/15/23	176	188,397
3.28%, 12/15/26 (Call 09/15/26)	207	236,201
American Financial Group Inc., 3.50%, 08/15/26 (Call 05/15/26)	150	163,899
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	300	322,293
3.75%, 07/10/25 (Call 04/10/25)	306	343,653
3.90%, 04/01/26 (Call 01/01/26)	440	502,858
4.13%, 02/15/24	511	568,789
4.20%, 04/01/28 (Call 01/01/28)	231	274,553
4.25%, 03/15/29 (Call 12/15/28)	25	29,937
4.88%, 06/01/22	465	495,736
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(c)	100	113,000
Aon Corp.
2.20%, 11/15/22	107	110,698
2.80%, 05/15/30 (Call 02/15/30)	749	818,447
3.75%, 05/02/29 (Call 02/02/29)	226	265,270
4.50%, 12/15/28 (Call 09/15/28)	125	151,769
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	172	196,648
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	76	88,358
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	25	27,194
Assurant Inc., 4.00%, 03/15/23	40	42,717
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	75	85,102
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	230	254,442
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	244	267,636
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	150	166,536

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	$600	$608,346
3.00%, 05/15/22	60	62,374
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	623	654,804
3.00%, 02/11/23	100	105,758
3.13%, 03/15/26 (Call 12/15/25)	611	685,707
3.40%, 01/31/22	225	233,208
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	183	198,906
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	50	55,810
4.50%, 03/15/29 (Call 12/15/28)	100	119,421
Chubb INA Holdings Inc.
2.70%, 03/13/23	300	315,399
2.88%, 11/03/22 (Call 09/03/22)	85	88,737
3.35%, 05/03/26 (Call 02/03/26)	45	50,846
Cincinnati Financial Corp., 6.92%, 05/15/28	74	98,583
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	66	74,573
3.90%, 05/01/29 (Call 02/01/29)	81	94,427
3.95%, 05/15/24 (Call 02/15/24)	125	137,815
4.50%, 03/01/26 (Call 12/01/25)	220	257,800
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	55	56,930
4.95%, 06/01/29 (Call 03/01/29)	158	176,367
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	70	75,459
4.35%, 04/20/28 (Call 01/20/28)	325	383,779
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	10	10,954
4.85%, 04/17/28 (Call 01/17/28)	60	66,543
Fidelity National Financial Inc., 5.50%, 09/01/22	200	215,904
First American Financial Corp., 4.60%, 11/15/24	100	111,466
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	250	253,312
4.55%, 09/15/28 (Call 06/15/28)	115	137,422
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	100	104,024
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	115	126,413
Lincoln National Corp.
3.35%, 03/09/25	117	128,254
3.63%, 12/12/26 (Call 09/15/26)	195	221,489
3.80%, 03/01/28 (Call 12/01/27)	60	68,838
4.20%, 03/15/22	61	63,930
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	300	339,714
3.75%, 04/01/26 (Call 01/01/26)	215	245,805
Manulife Financial Corp., 4.15%, 03/04/26	452	528,881
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	10	11,183
3.50%, 11/01/27 (Call 08/01/27)	90	100,456
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	180	192,690
2.75%, 01/30/22 (Call 12/30/21)	155	158,966
3.30%, 03/14/23 (Call 01/14/23)	145	153,693
3.50%, 06/03/24 (Call 03/03/24)	165	180,497
3.50%, 03/10/25 (Call 12/10/24)	207	230,116
3.75%, 03/14/26 (Call 12/14/25)	200	228,232
3.88%, 03/15/24 (Call 02/15/24)	122	134,864

Security	Par (000)	Value

Insurance (continued)
4.38%, 03/15/29 (Call 12/15/28)	$160	$195,635
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	95	104,107
MetLife Inc.
3.00%, 03/01/25	238	261,881
3.05%, 12/15/22	125	131,623
3.60%, 04/10/24	125	137,656
3.60%, 11/13/25 (Call 08/13/25)	151	171,331
4.55%, 03/23/30 (Call 12/23/29)	4	5,021
Series D, 4.37%, 09/15/23	260	287,901
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	82	94,398
4.88%, 10/01/24 (Call 09/01/24)	130	149,104
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	85	96,986
Primerica Inc., 4.75%, 07/15/22	175	186,595
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	90	100,433
3.40%, 05/15/25 (Call 02/15/25)	150	166,746
3.70%, 05/15/29 (Call 02/15/29)	81	95,616
Progressive Corp. (The)
2.45%, 01/15/27	250	271,475
4.00%, 03/01/29 (Call 12/01/28)	5	6,034
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	142	146,540
3.50%, 05/15/24	384	422,842
3.88%, 03/27/28 (Call 12/27/27)	435	513,013
4.50%, 09/15/47 (Call 09/15/27)(c)	50	55,003
5.20%, 03/15/44 (Call 03/15/24)(c)	200	212,778
5.63%, 06/15/43 (Call 06/15/23)(c)	20	21,533
5.70%, 09/15/48 (Call 09/15/28)(b)(c)	200	230,642
5.88%, 09/15/42 (Call 09/15/22)(c)	250	267,385
Prudential PLC, 3.13%, 04/14/30	6	6,849
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	150	172,557
3.95%, 09/15/26 (Call 06/15/26)	25	28,544
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	150	169,442
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	175	204,734
Unum Group
4.00%, 03/15/24	225	244,615
4.00%, 06/15/29 (Call 03/15/29)	40	45,318
Voya Financial Inc.
3.65%, 06/15/26	150	171,910
4.70%, 01/23/48 (Call 01/23/28)(c)	100	102,250
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	38	42,012
3.60%, 05/15/24 (Call 03/15/24)	7	7,651
4.50%, 09/15/28 (Call 06/15/28)	200	241,694
WR Berkley Corp., 4.63%, 03/15/22	280	294,624
XLIT Ltd., 4.45%, 03/31/25	185	210,452

		21,915,959

Internet — 0.6%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	370	414,929
3.60%, 11/28/24 (Call 08/28/24)	700	770,889
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	175	174,685
0.80%, 08/15/27 (Call 06/15/27)	560	557,799
1.10%, 08/15/30 (Call 05/15/30)	500	496,295
2.00%, 08/15/26 (Call 05/15/26)	363	389,506
3.38%, 02/25/24	327	358,255

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Amazon.com Inc.
0.40%, 06/03/23	$520	$521,919
1.50%, 06/03/30 (Call 03/03/30)	450	459,945
2.40%, 02/22/23 (Call 01/22/23)	258	269,589
2.50%, 11/29/22 (Call 08/29/22)	285	296,206
2.80%, 08/22/24 (Call 06/22/24)	521	564,436
3.15%, 08/22/27 (Call 05/22/27)	700	795,648
3.80%, 12/05/24 (Call 09/05/24)	305	342,762
5.20%, 12/03/25 (Call 09/03/25)	236	285,796
Baidu Inc.
3.50%, 11/28/22	330	345,962
3.63%, 07/06/27	375	414,443
3.88%, 09/29/23 (Call 08/29/23)	200	215,706
4.13%, 06/30/25	225	251,199
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	170	178,342
3.55%, 03/15/28 (Call 12/15/27)	110	125,014
3.60%, 06/01/26 (Call 03/01/26)	220	247,997
3.65%, 03/15/25 (Call 12/15/24)	80	88,462
4.10%, 04/13/25 (Call 03/13/25)	311	351,411
4.50%, 04/13/27 (Call 02/13/27)	200	236,320
4.63%, 04/13/30 (Call 01/13/30)	119	146,440
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	164	170,732
3.80%, 08/24/27 (Call 05/24/27)	11	12,628
4.50%, 06/20/28 (Call 03/20/28)	200	241,012
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	11	11,498
2.60%, 07/15/22 (Call 04/15/22)	424	436,813
2.75%, 01/30/23 (Call 12/30/22)	413	432,044
3.45%, 08/01/24 (Call 05/01/24)	142	154,977
3.60%, 06/05/27 (Call 03/05/27)	146	165,424
3.80%, 03/09/22 (Call 02/09/22)	150	155,975
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	330	334,548
3.80%, 02/15/28 (Call 11/15/27)	100	104,861
5.00%, 02/15/26 (Call 11/15/25)	210	230,416
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	290	315,506
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	6	6,626
2.95%, 04/01/22 (Call 02/01/22)	269	277,218
3.30%, 04/01/27 (Call 01/01/27)	196	221,174
3.75%, 04/01/24 (Call 03/01/24)	200	220,110

		12,791,517

Iron & Steel — 0.1%
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	142	166,857
4.00%, 08/01/23 (Call 05/01/23)	170	183,947
4.13%, 09/15/22 (Call 06/15/22)	151	159,571
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	130	140,436
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	44	46,678
3.45%, 04/15/30 (Call 01/15/30)	52	58,603
Vale Overseas Ltd., 6.25%, 08/10/26	350	430,955

		1,187,047

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	30	32,639

Security	Par (000)	Value

Lodging — 0.2%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	$55	$59,405
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	133	138,642
4.38%, 09/15/28 (Call 06/15/28)	150	163,352
4.85%, 03/15/26 (Call 12/15/25)	55	60,585
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	36	37,033
3.20%, 08/08/24 (Call 07/08/24)	425	444,333
3.50%, 08/18/26 (Call 06/18/26)	151	158,724
3.90%, 08/08/29 (Call 05/08/29)	155	162,380
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	65	69,239
4.63%, 06/15/30 (Call 03/15/30)	325	374,988
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	322	373,233
Series R, 3.13%, 06/15/26 (Call 03/15/26)	300	314,742
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)(a)	400	417,688
4.60%, 08/08/23 (Call 07/08/23)	200	213,422
5.13%, 08/08/25 (Call 06/08/25)	200	219,906
5.40%, 08/08/28 (Call 05/08/28)	300	343,332

		3,551,004

Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	346	358,193
3.38%, 04/03/23 (Call 12/14/20)	150	160,272
Caterpillar Financial Services Corp.
1.90%, 09/06/22	236	242,504
2.15%, 11/08/24	25	26,504
2.40%, 06/06/22	159	164,004
2.55%, 11/29/22	305	318,301
2.85%, 05/17/24	8	8,636
2.95%, 02/26/22	229	236,433
3.25%, 12/01/24	80	88,285
3.30%, 06/09/24	236	258,252
3.45%, 05/15/23	285	306,130
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	300	309,120
2.60%, 09/19/29 (Call 06/19/29)	254	281,468
2.60%, 04/09/30 (Call 01/09/30)	290	319,870
3.40%, 05/15/24 (Call 02/15/24)	70	76,384
CNH Industrial Capital LLC
4.20%, 01/15/24	71	77,394
4.38%, 04/05/22	271	283,910
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	102	113,420
4.50%, 08/15/23	119	129,635
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	265	304,718
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	85	92,613
3.15%, 11/15/25 (Call 08/15/25)	130	142,754
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	15	15,741
John Deere Capital Corp.
1.95%, 06/13/22	111	113,778
2.05%, 01/09/25	290	307,626
2.15%, 09/08/22	95	98,141
2.25%, 09/14/26	110	118,583
2.45%, 01/09/30	205	225,814
2.65%, 01/06/22	190	194,894
2.65%, 06/24/24	155	166,422

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.70%, 01/06/23	$65	$68,242
2.80%, 01/27/23	10	10,532
2.80%, 03/06/23	375	395,918
2.80%, 09/08/27	145	161,384
2.80%, 07/18/29	25	28,071
2.95%, 04/01/22	31	32,102
3.05%, 01/06/28	100	112,288
3.35%, 06/12/24	175	191,926
3.45%, 06/07/23	290	312,034
3.45%, 03/13/25	240	268,332
3.45%, 03/07/29	250	292,235
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	110	118,864
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	5	5,427
4.60%, 05/15/28 (Call 02/15/28)	50	59,121
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	397	427,259
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	135,293
3.50%, 03/01/29 (Call 12/01/28)	135	157,501
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	105	114,186
4.40%, 03/15/24 (Call 02/15/24)	235	257,250
4.95%, 09/15/28 (Call 06/15/28)	248	289,959
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	100	111,975

		9,089,698

Manufacturing — 0.4%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	79	81,475
2.00%, 06/26/22	158	162,238
2.00%, 02/14/25 (Call 01/14/25)	108	114,113
2.25%, 03/15/23 (Call 02/15/23)	263	274,256
2.25%, 09/19/26 (Call 06/19/26)	78	84,106
2.38%, 08/26/29 (Call 05/26/29)	180	195,941
2.75%, 03/01/22 (Call 02/01/22)	105	108,057
2.88%, 10/15/27 (Call 07/15/27)	36	40,100
3.00%, 08/07/25	150	166,546
3.05%, 04/15/30 (Call 01/15/30)	232	264,988
3.25%, 02/14/24 (Call 01/14/24)	260	282,363
3.38%, 03/01/29 (Call 12/01/28)	111	128,638
3.63%, 09/14/28 (Call 06/14/28)	213	249,010
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	70	75,321
3.75%, 11/15/22 (Call 08/15/22)	128	134,223
3.75%, 12/01/27 (Call 09/01/27)	40	45,413
Eaton Corp.
2.75%, 11/02/22	450	470,569
3.10%, 09/15/27 (Call 06/15/27)	100	112,060
General Electric Co.
2.70%, 10/09/22	314	326,271
3.10%, 01/09/23	566	594,934
3.15%, 09/07/22	671	701,530
3.38%, 03/11/24	230	249,601
3.45%, 05/15/24 (Call 02/13/24)	170	184,253
3.63%, 05/01/30 (Call 02/01/30)	300	335,664
5.55%, 01/05/26	25	29,836
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	325	359,268
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	60	64,331
3.25%, 03/01/27 (Call 12/01/26)	217	241,373
3.25%, 06/14/29 (Call 03/14/29)	99	112,444

Security	Par (000)	Value

Manufacturing (continued)
3.30%, 11/21/24 (Call 08/21/24)	$195	$213,402
3.50%, 09/15/22	51	53,699
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	100	118,887
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	600	609,084
3.65%, 03/15/27 (Call 12/15/26)	235	258,317
3.90%, 09/17/29 (Call 06/17/29)	88	99,695
4.00%, 03/15/26 (Call 12/15/25)	83	92,626
4.30%, 03/01/24 (Call 12/01/23)	30	32,644
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	50	57,976
4.25%, 06/15/23	380	415,625
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	80	90,473
3.80%, 03/21/29 (Call 12/21/28)	233	275,084

		8,506,434

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	1,500	1,501,035
3.75%, 02/15/28 (Call 11/15/27)	16	17,922
4.20%, 03/15/28 (Call 12/15/27)	354	407,217
4.46%, 07/23/22 (Call 05/23/22)	806	852,063
4.50%, 02/01/24 (Call 01/01/24)	369	410,029
4.91%, 07/23/25 (Call 04/23/25)	410	474,165
5.05%, 03/30/29 (Call 12/30/28)	290	351,161
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	125	147,203
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,065	1,058,450
1.95%, 01/15/31 (Call 10/15/30)	300	308,982
2.35%, 01/15/27 (Call 10/15/26)	371	398,428
3.00%, 02/01/24 (Call 01/01/24)	390	419,507
3.10%, 04/01/25 (Call 03/01/25)	355	390,528
3.15%, 03/01/26 (Call 12/01/25)	491	547,116
3.15%, 02/15/28 (Call 11/15/27)	37	41,638
3.30%, 02/01/27 (Call 11/01/26)	15	16,939
3.38%, 02/15/25 (Call 11/15/24)	280	309,162
3.38%, 08/15/25 (Call 05/15/25)	242	269,835
3.40%, 04/01/30 (Call 01/01/30)	233	269,432
3.55%, 05/01/28 (Call 02/01/28)	375	433,189
3.60%, 03/01/24	365	401,241
3.70%, 04/15/24 (Call 03/15/24)	419	461,373
3.95%, 10/15/25 (Call 08/15/25)	491	563,020
4.15%, 10/15/28 (Call 07/15/28)	704	847,137
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	137	144,450
3.45%, 03/15/25 (Call 12/15/24)	155	169,886
3.63%, 05/15/30 (Call 02/15/30)	142	160,781
3.90%, 11/15/24 (Call 08/15/24)	155	171,354
3.95%, 03/20/28 (Call 12/20/27)	167	191,041
4.13%, 05/15/29 (Call 02/15/29)	145	169,011
4.90%, 03/11/26 (Call 12/11/25)	95	111,159
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)	243	267,839
4.71%, 01/25/29 (Call 10/25/28)	425	514,101
Grupo Televisa SAB, 6.63%, 03/18/25	100	121,273
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	108	120,814
4.30%, 11/23/23 (Call 08/23/23)	50	54,878

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	$235	$276,976
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	283	297,439
2.35%, 12/01/22	272	282,505
2.45%, 03/04/22	185	189,782
2.55%, 02/15/22	150	153,996
2.95%, 06/15/27(b)	175	194,332
3.00%, 02/13/26	146	161,406
3.15%, 09/17/25	119	132,002
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	137	149,486
3.38%, 02/15/28 (Call 11/15/27)	90	100,310
3.50%, 01/15/25 (Call 10/15/24)	204	223,149
3.70%, 08/15/24 (Call 05/15/24)	200	218,768
3.70%, 06/01/28 (Call 03/01/28)	60	68,074
3.88%, 04/01/24 (Call 01/01/24)	131	142,802
4.00%, 01/15/26 (Call 10/15/25)	175	199,738
4.75%, 05/15/25 (Call 04/15/25)	525	608,475
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	218	225,807
1.75%, 01/13/26	410	426,593
2.00%, 09/01/29 (Call 06/01/29)	256	265,810
2.20%, 01/13/28	380	403,450
3.00%, 09/15/22	310	324,399
3.35%, 03/24/25	315	348,686
3.38%, 11/15/26 (Call 08/15/26)	100	112,754
3.70%, 09/15/24 (Call 06/15/24)	56	61,749
3.70%, 10/15/25 (Call 07/15/25)	132	148,951
3.80%, 03/22/30	270	321,381

		19,132,179

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	450	497,848
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	150	161,630
4.50%, 12/15/28 (Call 09/15/28)	100	111,904

		771,382

Mining — 0.1%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	181	186,502
3.85%, 09/30/23	15	16,376
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	131	151,160
5.95%, 03/15/24 (Call 12/15/23)	150	171,088
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	210	220,674
2.80%, 10/01/29 (Call 07/01/29)	6	6,582
3.70%, 03/15/23 (Call 12/15/22)	30	31,650
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	690	776,616
7.13%, 07/15/28	10	14,119
Southern Copper Corp.
3.50%, 11/08/22	120	126,313
3.88%, 04/23/25	125	138,756

		1,839,836

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	155	178,940

Security	Par (000)	Value

Oil & Gas — 1.6%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	$245	$247,154
2.52%, 09/19/22 (Call 08/19/22)	180	186,527
2.75%, 05/10/23	329	347,404
2.94%, 04/06/23	10	10,574
3.02%, 01/16/27 (Call 10/16/26)	480	526,176
3.12%, 05/04/26 (Call 02/04/26)	415	458,907
3.19%, 04/06/25 (Call 03/06/25)	325	357,263
3.22%, 11/28/23 (Call 09/28/23)	350	376,030
3.22%, 04/14/24 (Call 02/14/24)	353	380,696
3.25%, 05/06/22	317	329,991
3.41%, 02/11/26 (Call 12/11/25)	33	36,960
3.54%, 04/06/27 (Call 02/06/27)	20	22,569
3.59%, 04/14/27 (Call 01/14/27)	73	82,441
3.63%, 04/06/30 (Call 01/06/30)	205	239,276
3.80%, 09/21/25 (Call 07/21/25)	308	348,782
3.94%, 09/21/28 (Call 06/21/28)	285	333,786
4.23%, 11/06/28 (Call 08/06/28)	21	25,007
BP Capital Markets PLC
3.06%, 03/17/22	140	144,899
3.28%, 09/19/27 (Call 06/19/27)	50	55,946
3.51%, 03/17/25	330	367,838
3.54%, 11/04/24	328	362,499
3.72%, 11/28/28 (Call 08/28/28)	98	113,429
3.81%, 02/10/24	204	223,912
3.99%, 09/26/23	392	430,248
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	165	171,905
3.80%, 04/15/24 (Call 01/15/24)	130	140,087
3.85%, 06/01/27 (Call 03/01/27)	300	330,930
3.90%, 02/01/25 (Call 11/01/24)	224	244,467
Chevron Corp.
1.14%, 05/11/23	211	215,142
1.55%, 05/11/25 (Call 04/11/25)	458	475,775
2.00%, 05/11/27 (Call 03/11/27)	330	349,906
2.24%, 05/11/30 (Call 02/11/30)	475	509,851
2.36%, 12/05/22 (Call 09/05/22)	342	354,644
2.41%, 03/03/22 (Call 01/03/22)	170	173,886
2.57%, 05/16/23 (Call 03/16/23)	170	178,648
2.90%, 03/03/24 (Call 01/03/24)	224	240,253
2.95%, 05/16/26 (Call 02/16/26)	415	459,928
3.19%, 06/24/23 (Call 03/24/23)	280	298,480
3.33%, 11/17/25 (Call 08/17/25)	229	256,956
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	360	360,490
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	185	202,514
4.38%, 06/01/24 (Call 03/01/24)	183	197,428
4.38%, 03/15/29 (Call 12/15/28)	74	82,883
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	250	260,955
3.00%, 05/09/23	500	519,975
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	560	611,212
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	229,946
Concho Resources Inc.
2.40%, 02/15/31 (Call 11/15/30)	115	120,191
3.75%, 10/01/27 (Call 07/01/27)	285	324,669
4.30%, 08/15/28 (Call 05/15/28)	87	103,062
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	10	10,936
4.95%, 03/15/26 (Call 12/15/25)	570	684,251

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.95%, 04/15/29	$272	$378,733
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	158	182,409
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	173	179,943
3.25%, 12/01/26 (Call 10/01/26)	201	212,628
3.50%, 12/01/29 (Call 09/01/29)	305	319,591
4.75%, 05/31/25 (Call 04/30/25)	155	172,901
5.38%, 05/31/25 (Call 12/28/20)	22	22,876
Ecopetrol SA
4.13%, 01/16/25	227	245,532
5.38%, 06/26/26 (Call 03/26/26)	275	314,639
5.88%, 09/18/23	405	451,514
6.88%, 04/29/30 (Call 01/29/30)	300	380,949
Eni USA Inc., 7.30%, 11/15/27	84	109,588
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	67	69,959
3.15%, 04/01/25 (Call 01/01/25)	11	12,068
4.15%, 01/15/26 (Call 10/15/25)	390	451,495
4.38%, 04/15/30 (Call 01/15/30)	14	17,038
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	548	584,913
2.45%, 01/17/23	314	327,847
2.65%, 01/15/24	316	335,602
2.88%, 04/06/25 (Call 03/06/25)	17	18,487
3.00%, 04/06/27 (Call 02/06/27)	88	97,703
3.15%, 01/23/22	10	10,319
3.25%, 11/10/24	505	555,086
3.63%, 09/10/28 (Call 06/10/28)	130	151,280
3.70%, 03/01/24	25	27,469
Exxon Mobil Corp.
1.57%, 04/15/23	293	301,330
1.90%, 08/16/22	81	83,327
2.28%, 08/16/26 (Call 06/16/26)	290	311,492
2.40%, 03/06/22 (Call 01/06/22)	329	336,672
2.44%, 08/16/29 (Call 05/16/29)	168	181,459
2.71%, 03/06/25 (Call 12/06/24)	349	376,606
2.73%, 03/01/23 (Call 01/01/23)	252	264,328
2.99%, 03/19/25 (Call 02/19/25)	495	540,857
3.04%, 03/01/26 (Call 12/01/25)	475	524,965
3.18%, 03/15/24 (Call 12/15/23)	221	238,472
3.29%, 03/19/27 (Call 01/19/27)	227	256,104
3.48%, 03/19/30 (Call 12/19/29)	681	788,911
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	20	22,081
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	170	176,785
4.30%, 04/01/27 (Call 01/01/27)	202	217,732
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	185	201,269
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	5	5,141
4.00%, 04/15/24 (Call 01/15/24)	204	214,871
4.40%, 04/15/29 (Call 01/15/29)	130	138,947
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	39	40,151
3.85%, 06/01/25 (Call 03/01/25)	242	257,178
4.40%, 07/15/27 (Call 04/15/27)	272	295,438
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	227	244,366
3.80%, 04/01/28 (Call 01/01/28)	65	71,344
4.50%, 05/01/23 (Call 04/01/23)	322	348,043
4.70%, 05/01/25 (Call 04/01/25)	140	158,887

Security	Par (000)	Value

Oil & Gas (continued)
4.75%, 12/15/23 (Call 10/15/23)	$248	$273,809
5.13%, 12/15/26 (Call 09/15/26)	127	149,673
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	120	135,611
3.85%, 01/15/28 (Call 10/15/27)	142	164,430
3.90%, 11/15/24 (Call 08/15/24)	40	44,516
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	170	193,613
4.30%, 04/01/22	611	641,752
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	305	300,800
4.45%, 01/15/26 (Call 10/15/25)	170	196,879
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	220	231,607
2.25%, 01/06/23	240	249,499
2.38%, 08/21/22	187	193,863
2.38%, 04/06/25 (Call 03/06/25)	10	10,697
2.38%, 11/07/29 (Call 08/07/29)	411	440,617
2.50%, 09/12/26	302	329,250
2.75%, 04/06/30 (Call 01/06/30)	255	282,328
2.88%, 05/10/26	410	452,706
3.25%, 05/11/25	709	785,154
3.40%, 08/12/23	255	275,864
3.50%, 11/13/23 (Call 10/13/23)	407	443,614
3.88%, 11/13/28 (Call 08/13/28)	217	256,509
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	186	204,741
Total Capital Canada Ltd., 2.75%, 07/15/23	216	229,273
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	112	119,237
2.70%, 01/25/23	378	397,108
2.83%, 01/10/30 (Call 10/10/29)	305	340,603
2.88%, 02/17/22	336	346,335
3.46%, 02/19/29 (Call 11/19/28)	225	259,697
3.70%, 01/15/24	305	334,628
3.75%, 04/10/24	274	303,230
Total Capital SA, 3.88%, 10/11/28	82	97,442
Valero Energy Corp.
2.70%, 04/15/23	26	26,990
2.85%, 04/15/25 (Call 03/15/25)	46	48,338
3.40%, 09/15/26 (Call 06/15/26)	568	614,076
3.65%, 03/15/25	180	195,296
4.00%, 04/01/29 (Call 01/01/29)	285	318,442
4.35%, 06/01/28 (Call 03/01/28)	5	5,621

		36,238,857

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	7	7,310
3.14%, 11/07/29 (Call 08/07/29)	50	54,298
3.34%, 12/15/27 (Call 09/15/27)	432	476,301
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	376	399,568
3.80%, 11/15/25 (Call 08/15/25)	254	280,805
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29).	122	123,845
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	370	399,533
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	145	149,069

		1,890,729

Packaging & Containers — 0.1%
Bemis Co. Inc., 2.63%, 06/19/30 (Call 03/19/30)	57	61,235

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	$60	$66,384
3.65%, 09/15/24 (Call 06/15/24)	40	43,753
4.50%, 11/01/23 (Call 08/01/23)	265	292,298
WestRock MWV LLC, 8.20%, 01/15/30	19	26,875
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	75	79,955
4.90%, 03/01/22	50	52,724
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	150	160,941
3.38%, 09/15/27 (Call 06/15/27)	95	105,467
3.75%, 03/15/25 (Call 01/15/25)	138	153,962
3.90%, 06/01/28 (Call 03/01/28)	115	131,919
4.65%, 03/15/26 (Call 01/15/26)	169	197,992
4.90%, 03/15/29 (Call 12/15/28)	260	319,056

		1,692,561

Pharmaceuticals — 2.2%
AbbVie Inc.
2.30%, 11/21/22	721	746,365
2.60%, 11/21/24 (Call 10/21/24)	822	879,540
2.85%, 05/14/23 (Call 03/14/23)	360	378,828
2.90%, 11/06/22	793	829,684
2.95%, 11/21/26 (Call 09/21/26)	825	911,221
3.20%, 05/14/26 (Call 02/14/26)	470	524,290
3.20%, 11/21/29 (Call 08/21/29)	1,156	1,308,222
3.25%, 10/01/22 (Call 07/01/22)	335	349,693
3.45%, 03/15/22 (Call 01/15/22)	593	612,954
3.60%, 05/14/25 (Call 02/14/25)	735	817,864
3.75%, 11/14/23 (Call 10/14/23)	60	65,593
3.80%, 03/15/25 (Call 12/15/24)	590	658,853
3.85%, 06/15/24 (Call 03/15/24)	220	241,813
4.25%, 11/14/28 (Call 08/14/28)	268	323,406
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	102	111,808
3.40%, 05/15/24 (Call 02/15/24)	161	174,513
3.45%, 12/15/27 (Call 09/15/27)	175	199,502
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	800	796,544
1.38%, 08/06/30 (Call 05/06/30)	558	552,007
2.38%, 06/12/22 (Call 05/12/22)	184	189,259
3.13%, 06/12/27 (Call 03/12/27)	65	73,130
3.38%, 11/16/25	307	345,188
3.50%, 08/17/23 (Call 07/17/23)	428	462,073
4.00%, 01/17/29 (Call 10/17/28)	128	153,089
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	370	404,876
2.89%, 06/06/22 (Call 05/06/22)	365	377,165
3.36%, 06/06/24 (Call 04/06/24)	301	325,504
3.70%, 06/06/27 (Call 03/06/27)	254	291,574
3.73%, 12/15/24 (Call 09/15/24)	223	246,165
Bristol-Myers Squibb Co.
2.00%, 08/01/22	230	236,366
2.90%, 07/26/24 (Call 06/26/24)	745	805,248
3.20%, 06/15/26 (Call 04/15/26)	425	477,913
3.25%, 08/15/22	282	295,798
3.25%, 02/20/23 (Call 01/20/23)	30	31,810
3.25%, 11/01/23	200	216,654
3.25%, 02/27/27	196	222,687
3.40%, 07/26/29 (Call 04/26/29)	574	669,617
3.45%, 11/15/27 (Call 08/15/27)	107	122,957

Security	Par (000)	Value

Pharmaceuticals (continued)
3.55%, 08/15/22	$255	$268,803
3.63%, 05/15/24 (Call 02/15/24)	225	246,902
3.88%, 08/15/25 (Call 05/15/25)	345	393,017
3.90%, 02/20/28 (Call 11/20/27)	285	338,500
4.00%, 08/15/23	375	411,544
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	180	185,472
3.08%, 06/15/24 (Call 04/15/24)	345	370,758
3.41%, 06/15/27 (Call 03/15/27)	285	321,357
3.50%, 11/15/24 (Call 08/15/24)	185	203,091
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	799	850,160
3.00%, 07/15/23 (Call 05/16/23)	196	207,809
3.05%, 11/30/22 (Call 10/31/22)	285	298,723
3.05%, 10/15/27 (Call 07/15/27)	175	194,630
3.25%, 04/15/25 (Call 01/15/25)	185	203,032
3.40%, 03/01/27 (Call 12/01/26)	165	185,549
3.50%, 06/15/24 (Call 03/17/24)	200	218,298
3.75%, 07/15/23 (Call 06/15/23)	193	208,896
4.13%, 11/15/25 (Call 09/15/25)	214	245,770
4.38%, 10/15/28 (Call 07/15/28)	530	637,256
4.50%, 02/25/26 (Call 11/27/25)	241	282,307
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	720	720,180
1.75%, 08/21/30 (Call 05/21/30)	495	493,654
2.63%, 08/15/24 (Call 07/15/24)	35	37,452
2.75%, 12/01/22 (Call 09/01/22)	443	460,973
2.88%, 06/01/26 (Call 03/01/26)	425	465,201
3.25%, 08/15/29 (Call 05/15/29)	417	465,068
3.38%, 08/12/24 (Call 05/12/24)	210	229,249
3.50%, 07/20/22 (Call 05/20/22)	512	535,122
3.63%, 04/01/27 (Call 02/01/27)	6	6,826
3.70%, 03/09/23 (Call 02/09/23)	339	362,537
3.75%, 04/01/30 (Call 01/01/30)	758	879,470
3.88%, 07/20/25 (Call 04/20/25)	630	711,711
4.10%, 03/25/25 (Call 01/25/25)	245	277,779
4.30%, 03/25/28 (Call 12/25/27)	1,524	1,792,163
4.75%, 12/01/22 (Call 09/01/22)	15	16,093
Eli Lilly & Co.
2.35%, 05/15/22	24	24,739
3.10%, 05/15/27 (Call 02/15/27)	90	101,211
3.38%, 03/15/29 (Call 12/15/28)	340	395,294
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	467	493,091
3.38%, 05/15/23	436	467,981
3.63%, 05/15/25	118	133,204
3.88%, 05/15/28	390	463,464
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	454	470,512
2.88%, 06/01/22 (Call 05/01/22)	259	268,399
3.00%, 06/01/24 (Call 05/01/24)	274	296,383
3.38%, 06/01/29 (Call 03/01/29)	55	63,558
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	225	233,096
2.45%, 03/01/26 (Call 12/01/25)	752	818,071
2.63%, 01/15/25 (Call 11/15/24)	75	81,347
2.90%, 01/15/28 (Call 10/15/27)	120	135,230
2.95%, 03/03/27 (Call 12/03/26)	300	336,915
3.38%, 12/05/23	294	320,898

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	$235	$244,254
2.85%, 03/15/23 (Call 12/15/22)	135	141,214
3.80%, 03/15/24 (Call 12/15/23)	395	432,758
3.95%, 02/16/28 (Call 11/16/27)	70	81,457
4.75%, 05/30/29 (Call 02/28/29)	4	4,905
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	250	287,770
Merck & Co. Inc.
2.35%, 02/10/22	425	435,379
2.40%, 09/15/22 (Call 06/15/22)	30	30,992
2.75%, 02/10/25 (Call 11/10/24)	570	617,635
2.80%, 05/18/23	573	608,251
2.90%, 03/07/24 (Call 02/07/24)	152	163,537
3.40%, 03/07/29 (Call 12/07/28)	365	426,043
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	82	89,671
4.55%, 04/15/28 (Call 01/15/28)	130	154,132
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	376	399,331
2.40%, 05/17/22 (Call 04/17/22)	157	161,719
2.40%, 09/21/22	360	374,011
3.00%, 11/20/25 (Call 08/20/25)	9	9,980
3.10%, 05/17/27 (Call 02/17/27)	288	323,726
3.40%, 05/06/24	586	643,334
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	200	223,448
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	320	322,998
1.70%, 05/28/30 (Call 02/28/30)	397	409,910
2.20%, 12/15/21	380	387,554
2.63%, 04/01/30 (Call 01/01/30)	6	6,667
2.75%, 06/03/26	195	215,734
2.80%, 03/11/22	168	173,373
2.95%, 03/15/24 (Call 02/15/24)	65	70,007
3.00%, 06/15/23	315	336,275
3.00%, 12/15/26	398	449,529
3.20%, 09/15/23 (Call 08/15/23)	131	141,139
3.40%, 05/15/24	275	301,840
3.45%, 03/15/29 (Call 12/15/28)	190	222,446
3.60%, 09/15/28 (Call 06/15/28)	545	643,089
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	265	284,872
3.63%, 06/19/28 (Call 03/19/28)	230	270,517
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	373	395,630
3.20%, 09/23/26 (Call 06/23/26)	600	670,218
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	585	597,384
4.40%, 11/26/23 (Call 10/26/23)	290	322,019
5.00%, 11/26/28 (Call 08/26/28)	250	310,778
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	454	517,996
Viatris Inc.
1.13%, 06/22/22(a)	500	504,650
1.65%, 06/22/25 (Call 05/22/25)(a)	365	375,914
2.70%, 06/22/30 (Call 03/22/30)(a)	355	375,956
Wyeth LLC, 6.45%, 02/01/24	10	11,838
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	150	167,817
3.25%, 02/01/23 (Call 11/01/22)	306	322,496

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 08/20/28 (Call 05/20/28)	$193	$228,356
4.50%, 11/13/25 (Call 08/13/25)	81	94,725

		50,243,792

Pipelines — 1.1%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	150	154,350
4.45%, 07/15/27 (Call 04/15/27)	15	16,506
4.80%, 05/03/29 (Call 02/03/29)	100	112,761
4.95%, 12/15/24 (Call 09/15/24)	120	132,185
5.95%, 06/01/26 (Call 03/01/26)	40	46,538
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	390	426,871
5.13%, 06/30/27 (Call 01/01/27)	379	440,375
5.88%, 03/31/25 (Call 10/02/24)	193	221,269
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	197	226,814
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	150	150,261
4.15%, 09/15/29 (Call 06/15/29)	100	92,916
4.40%, 03/15/27 (Call 12/15/26)	97	95,053
4.95%, 05/15/28 (Call 02/15/28)	151	148,604
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	125	150,831
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	12	12,665
3.13%, 11/15/29 (Call 08/15/29)	111	120,579
3.50%, 06/10/24 (Call 03/10/24)	210	227,092
3.70%, 07/15/27 (Call 04/15/27)	230	259,164
4.25%, 12/01/26 (Call 09/01/26)	241	279,476
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	365	379,023
3.60%, 02/01/23 (Call 11/01/22)	242	251,462
3.75%, 05/15/30 (Call 02/15/30)	120	124,291
4.05%, 03/15/25 (Call 12/15/24)	291	312,662
4.20%, 04/15/27 (Call 01/15/27)	77	83,313
4.50%, 04/15/24 (Call 03/15/24)	277	298,919
4.75%, 01/15/26 (Call 10/15/25)	290	320,726
4.90%, 02/01/24 (Call 11/01/23)	120	129,736
4.95%, 06/15/28 (Call 03/15/28)	294	328,160
5.20%, 02/01/22 (Call 11/01/21)	360	373,457
5.25%, 04/15/29 (Call 01/15/29)	396	447,860
5.50%, 06/01/27 (Call 03/01/27)	238	273,874
5.88%, 01/15/24 (Call 10/15/23)	17	18,830
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	77	82,071
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	18	19,333
5.00%, 10/01/22 (Call 07/01/22)	235	248,849
5.88%, 03/01/22 (Call 12/01/21)	155	162,232
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	590	638,097
3.13%, 07/31/29 (Call 04/30/29)	205	227,692
3.35%, 03/15/23 (Call 12/15/22)	639	676,362
3.50%, 02/01/22	140	145,079
3.70%, 02/15/26 (Call 11/15/25)	110	124,202
3.75%, 02/15/25 (Call 11/15/24)	314	350,248
3.90%, 02/15/24 (Call 11/15/23)	345	378,199
3.95%, 02/15/27 (Call 11/15/26)	180	207,061
4.05%, 02/15/22	127	132,635
4.15%, 10/16/28 (Call 07/16/28)	85	100,582

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.38%, 02/15/78 (Call 02/15/28)(c)	$200	$190,040
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)	100	98,468
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	238	250,847
3.50%, 09/01/23 (Call 06/01/23)	109	116,604
3.95%, 09/01/22 (Call 06/01/22)	230	241,870
4.15%, 03/01/22	150	156,750
4.25%, 09/01/24 (Call 06/01/24)	203	225,661
4.30%, 05/01/24 (Call 02/01/24)	135	149,029
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	300	297,132
3.15%, 01/15/23 (Call 12/15/22)	228	239,655
4.30%, 06/01/25 (Call 03/01/25)	309	351,395
4.30%, 03/01/28 (Call 12/01/27)	285	330,592
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	15	17,806
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	420	425,993
2.65%, 08/15/30 (Call 05/15/30)	255	259,320
3.38%, 03/15/23 (Call 02/15/23)	128	135,116
3.50%, 12/01/22 (Call 11/01/22)	295	309,806
4.00%, 02/15/25 (Call 11/15/24)	60	66,041
4.00%, 03/15/28 (Call 12/15/27)	245	275,799
4.13%, 03/01/27 (Call 12/01/26)	330	374,098
4.25%, 12/01/27 (Call 09/01/27)	112	128,203
4.50%, 07/15/23 (Call 04/15/23)	105	113,835
4.80%, 02/15/29 (Call 11/15/28)	33	38,821
4.88%, 12/01/24 (Call 09/01/24)	224	254,029
4.88%, 06/01/25 (Call 03/01/25)	350	400,071
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	5	5,038
2.75%, 09/01/24 (Call 08/01/24)	70	72,967
3.40%, 09/01/29 (Call 06/01/29)	105	109,086
4.00%, 07/13/27 (Call 04/13/27)	85	92,046
4.25%, 02/01/22 (Call 11/01/21)	100	103,186
4.35%, 03/15/29 (Call 12/15/28)	115	126,699
4.55%, 07/15/28 (Call 04/15/28)	130	143,997
5.85%, 01/15/26 (Call 12/15/25)	400	468,248
7.50%, 09/01/23 (Call 06/01/23)	110	126,324
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	283	294,841
4.90%, 03/15/25 (Call 12/15/24)	122	135,530
5.00%, 09/15/23 (Call 06/15/23)	100	108,956
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	105	108,513
3.15%, 12/15/29 (Call 09/15/29)	25	25,464
3.55%, 10/01/26 (Call 07/01/26)	75	80,040
3.61%, 02/15/25 (Call 11/15/24)	10	10,681
3.75%, 03/01/28 (Call 12/01/27)	160	170,288
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	225	234,378
3.65%, 06/01/22 (Call 03/01/22)	130	133,481
3.85%, 10/15/23 (Call 07/15/23)	155	163,482
4.50%, 12/15/26 (Call 09/15/26)	150	164,621
4.65%, 10/15/25 (Call 07/15/25)	367	400,511
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	214	240,887
4.50%, 05/15/30 (Call 11/15/29)(a)	332	388,955
5.00%, 03/15/27 (Call 09/15/26)	229	265,619
5.63%, 04/15/23 (Call 01/15/23)	275	301,364

Security	Par (000)	Value

Pipelines (continued)
5.63%, 03/01/25 (Call 12/01/24)	$445	$514,638
5.75%, 05/15/24 (Call 02/15/24)	400	455,136
5.88%, 06/30/26 (Call 12/31/25)	424	508,257
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	146	161,826
3.50%, 03/15/25 (Call 12/15/24)	155	169,765
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	110	114,249
4.00%, 10/01/27 (Call 07/01/27)	13	13,944
4.25%, 04/01/24 (Call 01/01/24)	77	82,222
4.65%, 02/15/22	16	16,681
5.95%, 12/01/25 (Call 09/01/25)	24	27,745
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	110	122,390
4.38%, 03/13/25 (Call 12/13/24)	40	44,238
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	100	129,058
TransCanada PipeLines Ltd.
2.50%, 08/01/22	355	367,035
3.75%, 10/16/23 (Call 07/16/23)	256	277,189
4.10%, 04/15/30 (Call 01/15/30)	105	122,764
4.25%, 05/15/28 (Call 02/15/28)	410	480,561
4.88%, 01/15/26 (Call 10/15/25)	100	118,405
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	240	274,982
7.85%, 02/01/26 (Call 11/01/25)	180	234,211
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	10	11,335
4.50%, 03/15/28 (Call 12/15/27)	5	5,617
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	265	275,963
3.60%, 03/15/22 (Call 01/15/22)	345	357,061
3.70%, 01/15/23 (Call 10/15/22)	15	15,852
3.75%, 06/15/27 (Call 03/15/27)	374	421,274
3.90%, 01/15/25 (Call 10/15/24)	373	410,013
4.00%, 09/15/25 (Call 06/15/25)	80	89,497
4.30%, 03/04/24 (Call 12/04/23)	195	214,379
4.55%, 06/24/24 (Call 03/24/24)	10	11,219

		26,118,954

Real Estate — 0.0%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	30	35,176
5.25%, 03/15/25 (Call 12/15/24)	200	231,664

		266,840

Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	165	163,429
2.75%, 12/15/29 (Call 09/15/29)	10	10,865
3.45%, 04/30/25 (Call 02/28/25)	210	232,453
3.80%, 04/15/26 (Call 02/15/26)	119	136,431
3.95%, 01/15/27 (Call 10/15/26)	100	114,596
3.95%, 01/15/28 (Call 10/15/27)	100	115,389
4.00%, 01/15/24 (Call 12/15/23)	138	152,026
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	150	154,155
3.30%, 07/15/26 (Call 05/15/26)	200	216,694
3.75%, 04/15/23 (Call 01/15/23)	10	10,509
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	160	183,835

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
0.60%, 01/15/24	$600	$600,630
1.50%, 01/31/28 (Call 11/30/27)	600	603,084
1.88%, 10/15/30 (Call 07/15/30)	965	973,376
2.25%, 01/15/22	243	247,952
2.40%, 03/15/25 (Call 02/15/25)	175	185,867
2.75%, 01/15/27 (Call 11/15/26)	185	200,401
2.90%, 01/15/30 (Call 10/15/29)	270	294,821
2.95%, 01/15/25 (Call 12/15/24)	172	186,104
3.13%, 01/15/27 (Call 10/15/26)	168	184,521
3.38%, 05/15/24 (Call 04/15/24)	157	170,734
3.38%, 10/15/26 (Call 07/15/26)	195	218,470
3.50%, 01/31/23	184	195,684
3.55%, 07/15/27 (Call 04/15/27)	205	231,035
3.60%, 01/15/28 (Call 10/15/27)	55	62,482
3.80%, 08/15/29 (Call 05/15/29)	329	380,531
3.95%, 03/15/29 (Call 12/15/28)	108	125,412
4.00%, 06/01/25 (Call 03/01/25)	170	191,434
4.40%, 02/15/26 (Call 11/15/25)	180	207,877
4.70%, 03/15/22	210	221,044
5.00%, 02/15/24	145	164,462
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	250	264,937
2.45%, 01/15/31 (Call 10/15/30)	420	449,875
3.35%, 05/15/27 (Call 02/15/27)	100	112,232
3.45%, 06/01/25 (Call 03/03/25)	281	312,635
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	295	318,709
2.90%, 03/15/30 (Call 12/15/29)	157	166,420
3.13%, 09/01/23 (Call 06/01/23)	171	181,597
3.20%, 01/15/25 (Call 10/15/24)	225	244,204
3.40%, 06/21/29 (Call 03/21/29)	150	165,405
3.65%, 02/01/26 (Call 11/03/25)	358	403,810
3.80%, 02/01/24 (Call 11/01/23)	209	227,417
3.85%, 02/01/23 (Call 11/01/22)	253	269,389
4.50%, 12/01/28 (Call 09/01/28)	143	170,558
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	100	104,322
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	215	225,660
3.65%, 06/15/24 (Call 04/15/24)	205	218,885
3.90%, 03/15/27 (Call 12/15/26)	100	109,938
4.13%, 06/15/26 (Call 03/15/26)	185	206,247
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	52,059
4.10%, 10/15/28 (Call 07/15/28)	118	140,008
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	271	290,967
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	165	171,179
4.15%, 04/01/25 (Call 01/01/25)	12	12,615
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	100	113,318
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	6	6,583
3.20%, 09/01/24 (Call 07/01/24)	227	245,989
3.65%, 09/01/27 (Call 06/01/27)	175	197,876
3.70%, 06/15/26 (Call 03/15/26)	253	283,970
3.80%, 02/15/28 (Call 11/15/27)	364	415,047
4.00%, 03/01/27 (Call 12/01/26)	179	204,821

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.30%, 02/15/29 (Call 11/15/28)	$6	$7,101
4.45%, 02/15/26 (Call 11/15/25)	249	287,182
5.25%, 01/15/23	498	546,530
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	20	21,861
4.00%, 11/15/25 (Call 08/15/25)	125	140,841
4.38%, 12/15/23 (Call 09/15/23)	100	109,841
4.38%, 02/15/29 (Call 11/15/28)	100	117,935
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	210	206,029
2.90%, 11/15/24 (Call 10/15/24)	240	255,410
3.45%, 11/15/29 (Call 08/15/29)	181	195,377
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	26	27,177
3.60%, 07/01/29 (Call 04/01/29)	265	304,374
3.70%, 08/15/27 (Call 05/15/27)	220	252,822
4.45%, 07/15/28 (Call 04/15/28)	136	162,621
4.75%, 10/01/25 (Call 07/01/25)	29	34,014
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	125	125,565
2.88%, 11/15/29 (Call 08/15/29)	200	219,630
3.38%, 12/15/27 (Call 09/15/27)	135	152,021
3.75%, 12/01/24 (Call 09/01/24)	20	22,069
4.00%, 09/15/28 (Call 06/15/28)	50	58,781
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	400	400,616
1.55%, 03/15/28 (Call 01/15/28)	210	211,785
1.80%, 07/15/27 (Call 05/15/27)	405	416,129
2.63%, 11/18/24 (Call 10/18/24)	140	149,232
2.90%, 11/18/26 (Call 09/18/26)	165	179,998
3.20%, 11/18/29 (Call 08/18/29)	243	268,226
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	329	362,364
3.00%, 04/15/23 (Call 01/15/23)	275	290,155
3.00%, 07/01/29 (Call 04/01/29)	168	187,001
3.25%, 08/01/27 (Call 05/01/27)	50	55,686
4.15%, 12/01/28 (Call 09/01/28)	125	148,371
4.63%, 12/15/21 (Call 09/15/21)	125	129,208
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	65	64,236
3.25%, 05/01/23 (Call 02/01/23)	130	137,015
3.38%, 04/15/26 (Call 01/15/26)	275	307,406
3.50%, 04/01/25 (Call 01/01/25)	100	110,623
3.88%, 05/01/24 (Call 02/01/24)	390	426,457
4.00%, 03/01/29 (Call 12/01/28)	10	11,585
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	100	107,857
3.95%, 01/15/24 (Call 10/15/23)	35	38,068
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	14	15,527
5.30%, 01/15/29 (Call 10/15/28)	50	57,582
5.38%, 11/01/23 (Call 08/01/23)	270	291,827
5.38%, 04/15/26 (Call 01/15/26)	300	338,838
5.75%, 06/01/28 (Call 03/03/28)	266	311,547
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	20	22,379
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	100	112,830
3.75%, 07/01/27 (Call 04/01/27)	150	168,292

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	$140	$153,317
3.40%, 02/01/25 (Call 11/01/24)	25	27,418
3.88%, 08/15/24 (Call 05/17/24)	285	315,652
4.00%, 06/01/25 (Call 03/01/25)	436	493,238
4.25%, 11/15/23 (Call 08/15/23)	11	12,045
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	150	168,747
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	275	287,545
Series E, 4.00%, 06/15/25 (Call 03/15/25)	250	264,452
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	10	10,918
4.65%, 04/01/29 (Call 01/01/29)	100	115,414
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	190	190,099
3.45%, 12/15/24 (Call 09/15/24)	190	204,875
4.25%, 08/15/29 (Call 05/15/29)	30	34,307
4.38%, 10/01/25 (Call 07/01/25)	100	111,927
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	116	125,280
3.13%, 06/01/23 (Call 03/01/23)	150	158,037
3.30%, 02/01/25 (Call 12/01/24)	140	153,251
3.80%, 04/01/27 (Call 01/01/27)	50	56,343
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	150	173,565
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)	140	157,857
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	70	69,647
3.60%, 06/01/27 (Call 03/01/27)	275	310,819
3.75%, 06/15/24 (Call 03/15/24)	31	33,772
3.95%, 03/15/29 (Call 12/15/28)	90	105,507
4.30%, 10/15/23 (Call 07/15/23)	325	354,910
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	105	114,479
4.30%, 10/15/28 (Call 07/15/28)	32	36,732
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	85	88,034
4.50%, 02/01/25 (Call 11/01/24)	125	129,709
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	100	104,265
4.50%, 04/01/27 (Call 01/01/27)	160	176,366
4.75%, 01/15/28 (Call 10/15/27)	154	172,154
4.95%, 04/01/24 (Call 01/01/24)	150	162,364
5.25%, 01/15/26 (Call 10/15/25)	45	50,350
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	55	58,730
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	150	155,649
4.45%, 03/15/24 (Call 12/15/23)	100	106,430
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	170	167,649
2.13%, 04/15/27 (Call 02/15/27)	241	257,407
2.25%, 04/15/30 (Call 01/15/30)	415	445,249
3.25%, 10/01/26 (Call 07/01/26)	7	7,869
3.75%, 11/01/25 (Call 08/01/25)	161	183,329
3.88%, 09/15/28 (Call 06/15/28)	50	58,581
4.38%, 02/01/29 (Call 11/01/28)	25	30,761
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	115	129,265
3.39%, 05/01/29 (Call 02/01/29)	91	104,897
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	320	329,734

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	$130	$142,028
3.25%, 10/15/22 (Call 07/15/22)	352	368,301
3.25%, 01/15/31 (Call 10/15/30)	260	293,826
3.65%, 01/15/28 (Call 10/15/27)	105	119,048
3.88%, 07/15/24 (Call 04/15/24)	100	110,195
3.88%, 04/15/25 (Call 02/15/25)	100	113,014
4.65%, 08/01/23 (Call 05/01/23)	290	319,438
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	200	209,680
3.60%, 02/01/27 (Call 11/01/26)	61	66,694
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	150	154,951
4.80%, 06/01/24 (Call 05/01/24)	75	79,854
5.13%, 08/15/26 (Call 05/15/26)	125	138,058
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	248	257,816
2.35%, 01/30/22 (Call 10/30/21)	150	152,537
2.45%, 09/13/29 (Call 06/13/29)	140	143,406
2.63%, 06/15/22 (Call 03/15/22)(b)	201	206,455
2.75%, 02/01/23 (Call 11/01/22)	230	238,712
2.75%, 06/01/23 (Call 03/01/23)	148	154,694
3.25%, 11/30/26 (Call 08/30/26)	200	219,956
3.30%, 01/15/26 (Call 10/15/25)	171	186,893
3.38%, 10/01/24 (Call 07/01/24)	298	322,305
3.38%, 06/15/27 (Call 03/15/27)	200	218,982
3.38%, 12/01/27 (Call 09/01/27)	47	51,668
3.50%, 09/01/25 (Call 06/01/25)	300	330,360
3.75%, 02/01/24 (Call 11/01/23)	345	373,383
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	75	77,536
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	150	159,715
4.45%, 09/15/26 (Call 06/15/26)	100	111,943
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	100	114,395
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	72	71,582
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	159	174,014
3.50%, 07/01/27 (Call 04/01/27)	100	111,207
3.50%, 01/15/28 (Call 10/15/27)	100	112,104
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	100	106,561
3.10%, 01/15/23 (Call 12/15/22)	61	63,694
3.13%, 06/15/23 (Call 03/15/23)	240	252,295
3.25%, 10/15/26 (Call 07/15/26)	250	273,382
3.50%, 04/15/24 (Call 03/15/24)	206	224,023
3.50%, 02/01/25 (Call 11/01/24)	142	155,978
3.75%, 05/01/24 (Call 02/01/24)	212	229,433
3.85%, 04/01/27 (Call 01/01/27)	125	138,559
4.13%, 01/15/26 (Call 10/15/25)	50	56,950
4.40%, 01/15/29 (Call 10/15/28)	81	94,022
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)	150	157,569
4.60%, 02/06/24 (Call 11/06/23)	176	192,053
4.88%, 06/01/26 (Call 03/01/26)	255	292,370
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	100	104,843
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	75	81,318
3.63%, 03/15/24 (Call 02/15/24)	344	374,613
3.75%, 03/15/23 (Call 12/15/22)	50	53,147
4.00%, 06/01/25 (Call 03/01/25)	296	334,151

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 03/15/29 (Call 12/15/28)	$103	$118,768
4.25%, 04/15/28 (Call 01/15/28)	175	203,310
4.50%, 01/15/24 (Call 10/15/23)	324	356,248
Weyerhaeuser Co.
4.00%, 04/15/30 (Call 01/15/30)	400	470,720
4.63%, 09/15/23	185	205,881
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	50	55,073
4.60%, 04/01/24 (Call 01/01/24)	305	338,486

		39,988,138

Retail — 1.1%
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	13	13,965
3.80%, 11/15/27 (Call 08/15/27)	125	137,719
4.50%, 10/01/25 (Call 07/01/25)	75	83,573
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	24	25,466
3.13%, 04/18/24 (Call 03/18/24)	50	53,872
3.13%, 04/21/26 (Call 01/21/26)	230	253,743
3.25%, 04/15/25 (Call 01/15/25)	190	207,896
3.63%, 04/15/25 (Call 03/15/25)	322	359,075
3.70%, 04/15/22 (Call 01/15/22)	215	223,043
3.75%, 04/18/29 (Call 01/18/29)	110	126,730
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	375	375,424
4.45%, 10/01/28 (Call 07/01/28)	25	29,891
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	300	308,334
2.30%, 05/18/22 (Call 04/18/22)	230	236,410
2.75%, 05/18/24 (Call 03/18/24)	225	242,588
3.00%, 05/18/27 (Call 02/18/27)	275	309,496
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	159	173,571
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	297	314,395
3.50%, 04/03/30 (Call 01/03/30)	12	13,817
3.88%, 04/15/27 (Call 01/15/27)	203	234,636
4.13%, 05/01/28 (Call 02/01/28)	125	147,457
4.15%, 11/01/25 (Call 08/01/25)	76	87,500
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	91	102,699
4.20%, 05/15/28 (Call 02/15/28)	330	390,743
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	208	223,804
2.50%, 04/15/27 (Call 02/15/27)	91	99,417
2.63%, 06/01/22 (Call 05/01/22)	162	167,422
2.70%, 04/01/23 (Call 01/01/23)	236	247,670
2.70%, 04/15/30 (Call 01/15/30)	702	782,316
2.80%, 09/14/27 (Call 06/14/27)	213	236,556
2.95%, 06/15/29 (Call 03/15/29)	476	538,561
3.00%, 04/01/26 (Call 01/01/26)	276	307,588
3.25%, 03/01/22	61	63,298
3.35%, 09/15/25 (Call 06/15/25)	231	260,372
3.75%, 02/15/24 (Call 11/15/23)	154	168,986
3.90%, 12/06/28 (Call 09/06/28)	160	191,381
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	40	40,930
4.25%, 07/17/25 (Call 04/17/25)	153	162,717
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	620	619,777
1.70%, 10/15/30 (Call 07/15/30)	275	276,829

Security	Par (000)	Value

Retail (continued)
2.50%, 04/15/26 (Call 01/15/26)	$558	$604,950
3.10%, 05/03/27 (Call 02/03/27)	284	318,279
3.12%, 04/15/22 (Call 01/15/22)	110	113,524
3.13%, 09/15/24 (Call 06/15/24)	163	176,822
3.38%, 09/15/25 (Call 06/15/25)	236	264,039
3.65%, 04/05/29 (Call 01/05/29)	250	291,082
4.50%, 04/15/30 (Call 01/15/30)	258	319,396
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	120	124,492
2.63%, 01/15/22	320	328,093
2.63%, 09/01/29 (Call 06/01/29)	294	322,262
3.25%, 06/10/24	138	150,532
3.30%, 07/01/25 (Call 06/01/25)	89	98,964
3.35%, 04/01/23 (Call 03/01/23)	245	261,057
3.50%, 03/01/27 (Call 12/01/26)	306	347,919
3.50%, 07/01/27 (Call 05/01/27)	21	24,034
3.60%, 07/01/30 (Call 04/01/30)	347	406,844
3.70%, 01/30/26 (Call 10/30/25)	366	414,843
3.80%, 04/01/28 (Call 01/01/28)	140	163,810
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	45	44,857
3.55%, 03/15/26 (Call 12/15/25)	215	241,974
3.60%, 09/01/27 (Call 06/01/27)	189	215,377
3.85%, 06/15/23 (Call 03/15/23)	390	418,626
3.90%, 06/01/29 (Call 03/01/29)	4	4,695
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	302	317,882
2.45%, 06/15/26 (Call 03/15/26)	235	253,988
2.70%, 06/15/22 (Call 04/15/22)	195	201,150
3.10%, 03/01/23 (Call 02/01/23)	270	285,795
3.50%, 03/01/28 (Call 12/01/27)	205	235,383
3.55%, 08/15/29 (Call 05/15/29)	220	256,348
3.80%, 08/15/25 (Call 06/15/25)	280	317,456
3.85%, 10/01/23 (Call 07/01/23)	244	265,033
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	459	490,304
2.35%, 02/15/30 (Call 11/15/29)	315	343,996
2.50%, 04/15/26	243	267,708
2.90%, 01/15/22	346	356,162
3.38%, 04/15/29 (Call 01/15/29)	217	254,014
3.50%, 07/01/24	287	318,490
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	300	322,410
2.50%, 05/15/23 (Call 02/15/23)	211	220,575
3.88%, 04/15/30 (Call 01/15/30)	250	300,542
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	55	55,079
Walgreen Co., 3.10%, 09/15/22	175	183,073
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	400	443,560
3.80%, 11/18/24 (Call 08/18/24)	425	471,576
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	346	360,162
2.38%, 09/24/29 (Call 06/24/29)	5	5,500
2.55%, 04/11/23 (Call 01/11/23)	300	314,388
2.65%, 12/15/24 (Call 10/15/24)	623	673,687
2.85%, 07/08/24 (Call 06/08/24)	510	551,478
3.05%, 07/08/26 (Call 05/08/26)	177	198,937
3.25%, 07/08/29 (Call 04/08/29)	10	11,662
3.30%, 04/22/24 (Call 01/22/24)	399	433,964
3.40%, 06/26/23 (Call 05/26/23)	470	505,856

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.55%, 06/26/25 (Call 04/26/25)	$362	$409,400
3.70%, 06/26/28 (Call 03/26/28)	659	778,200
5.88%, 04/05/27	195	250,764

		25,150,660

Savings & Loans — 0.0%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	183	192,485

Semiconductors — 0.8%
Altera Corp., 4.10%, 11/15/23	160	176,870
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	180	189,583
3.13%, 12/05/23 (Call 10/05/23)	75	80,617
3.50%, 12/05/26 (Call 09/05/26)	285	323,398
3.90%, 12/15/25 (Call 09/15/25)	95	108,391
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	115	119,507
3.30%, 04/01/27 (Call 01/01/27)	242	275,674
3.90%, 10/01/25 (Call 07/01/25)	222	254,792
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	350	364,658
3.13%, 01/15/25 (Call 11/15/24)	389	419,031
3.50%, 01/15/28 (Call 10/15/27)	150	165,310
3.63%, 01/15/24 (Call 11/15/23)	390	420,919
3.88%, 01/15/27 (Call 10/15/26)	596	669,141
Broadcom Inc.
2.25%, 11/15/23	850	887,400
3.13%, 10/15/22	300	314,328
3.15%, 11/15/25 (Call 10/15/25)	539	585,942
3.63%, 10/15/24 (Call 09/15/24)	425	465,638
4.15%, 11/15/30 (Call 08/15/30)	445	516,503
4.25%, 04/15/26 (Call 02/15/26)	568	648,798
4.75%, 04/15/29 (Call 01/15/29)	546	649,751
5.00%, 04/15/30 (Call 01/15/30)	600	727,050
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	33	33,920
2.45%, 11/15/29 (Call 08/15/29)	6	6,546
2.60%, 05/19/26 (Call 02/19/26)	125	136,833
2.70%, 12/15/22	294	308,391
2.88%, 05/11/24 (Call 03/11/24)	329	354,458
3.10%, 07/29/22	331	346,527
3.15%, 05/11/27 (Call 02/11/27)	85	95,758
3.40%, 03/25/25 (Call 02/25/25)	300	334,293
3.70%, 07/29/25 (Call 04/29/25)	380	429,734
3.75%, 03/25/27 (Call 01/25/27)	251	291,431
3.90%, 03/25/30 (Call 12/25/29)	439	530,496
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	84	100,871
4.65%, 11/01/24 (Call 08/01/24)	359	408,614
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	175	182,128
3.75%, 03/15/26 (Call 01/15/26)	111	127,346
3.80%, 03/15/25 (Call 12/15/24)	200	224,614
4.00%, 03/15/29 (Call 12/15/28)	115	138,181
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	125	149,263
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	115	129,585
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23) .	12	12,997

Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc.
2.50%, 04/24/23	$12	$12,521
4.19%, 02/15/27 (Call 12/15/26)	180	207,463
4.64%, 02/06/24 (Call 01/06/24)	73	81,255
4.66%, 02/15/30 (Call 11/15/29)	160	193,006
4.98%, 02/06/26 (Call 12/06/25)	253	296,508
5.33%, 02/06/29 (Call 11/06/28)	125	153,385
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	519	581,820
3.20%, 09/16/26 (Call 06/16/26)	155	175,041
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(a)	284	320,165
5.35%, 03/01/26 (Call 01/01/26)(a)	80	95,851
5.55%, 12/01/28 (Call 09/01/28)(a)	18	22,658
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(a)	30	32,168
3.40%, 05/01/30 (Call 02/01/30)(a)	50	56,507
3.88%, 06/18/26 (Call 04/18/26)(a)	95	107,808
4.30%, 06/18/29 (Call 03/18/29)(a)	305	360,357
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(a)	453	454,817
2.15%, 05/20/30 (Call 02/20/30)	510	541,447
3.25%, 05/20/27 (Call 02/20/27)	301	341,463
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	260	268,720
2.25%, 09/04/29 (Call 06/04/29)	40	43,141
2.63%, 05/15/24 (Call 03/15/24)	55	58,804
2.90%, 11/03/27 (Call 08/03/27)	91	101,933
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	287	301,399
2.95%, 06/01/24 (Call 04/01/24)	220	236,993

		17,750,517

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	165	184,610

Software — 0.9%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	65	63,981
3.40%, 09/15/26 (Call 06/15/26)	307	348,712
Adobe Inc.
1.70%, 02/01/23	106	109,346
1.90%, 02/01/25 (Call 01/01/25)	320	337,712
2.15%, 02/01/27 (Call 12/01/26)	145	155,775
2.30%, 02/01/30 (Call 11/01/29)	372	404,327
3.25%, 02/01/25 (Call 11/01/24)	320	353,571
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	88	97,647
3.50%, 06/15/27 (Call 03/15/27)	170	192,726
4.38%, 06/15/25 (Call 03/15/25)	125	142,094
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	210	236,557
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	55	61,919
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	15	16,105
4.50%, 12/01/27 (Call 09/01/27)	159	182,718
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	185	220,418
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	240	266,969
3.50%, 04/15/23 (Call 01/15/23)	220	233,620

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.75%, 05/21/29 (Call 02/21/29)	$50	$58,390
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	130	154,838
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	561	597,224
2.65%, 06/01/30 (Call 03/01/30)	397	431,106
2.75%, 07/01/24 (Call 06/01/24)	226	241,931
3.20%, 07/01/26 (Call 05/01/26)	350	392,581
3.50%, 07/01/29 (Call 04/01/29)	491	564,282
3.80%, 10/01/23 (Call 09/01/23)	43	46,866
3.85%, 06/01/25 (Call 03/01/25)	288	325,031
Intuit Inc.
0.65%, 07/15/23	465	467,957
0.95%, 07/15/25 (Call 06/15/25)	275	278,168
1.65%, 07/15/30 (Call 04/15/30)	325	333,164
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	543	566,876
2.13%, 11/15/22	155	160,757
2.38%, 02/12/22 (Call 01/12/22)	350	358,207
2.40%, 02/06/22 (Call 01/06/22)	455	465,934
2.40%, 08/08/26 (Call 05/08/26)	879	957,917
2.65%, 11/03/22 (Call 09/03/22)	270	281,451
2.70%, 02/12/25 (Call 11/12/24)	480	521,102
2.88%, 02/06/24 (Call 12/06/23)	570	611,872
3.13%, 11/03/25 (Call 08/03/25)	826	922,592
3.30%, 02/06/27 (Call 11/06/26)	613	700,120
3.63%, 12/15/23 (Call 09/15/23)	503	549,799
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	698	734,498
2.50%, 05/15/22 (Call 03/15/22)	534	549,182
2.50%, 10/15/22	632	657,887
2.50%, 04/01/25 (Call 03/01/25)	518	556,140
2.63%, 02/15/23 (Call 01/15/23)	439	459,747
2.65%, 07/15/26 (Call 04/15/26)	655	715,234
2.80%, 04/01/27 (Call 02/01/27)	326	358,342
2.95%, 11/15/24 (Call 09/15/24)	567	615,303
2.95%, 05/15/25 (Call 02/15/25)	523	570,724
2.95%, 04/01/30 (Call 01/01/30)	570	639,306
3.25%, 11/15/27 (Call 08/15/27)	563	638,465
3.40%, 07/08/24 (Call 04/08/24)	218	238,084
3.63%, 07/15/23	348	377,465
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	175	206,272
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	300	292,089
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	427	444,592
3.90%, 08/21/27 (Call 05/21/27)	209	234,099
4.50%, 05/15/25 (Call 04/15/25)	11	12,508
4.65%, 05/15/27 (Call 03/15/27)	13	15,226

		21,727,525

Telecommunications — 1.2%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	903	917,755
2.63%, 12/01/22 (Call 09/01/22)	111	115,283
2.95%, 07/15/26 (Call 04/15/26)	250	277,682
3.00%, 06/30/22 (Call 04/30/22)	538	557,890
3.80%, 02/15/27 (Call 11/15/26)	242	276,657
3.88%, 01/15/26 (Call 10/15/25)	425	487,726
3.90%, 03/11/24 (Call 12/11/23)	275	302,019
3.95%, 01/15/25 (Call 10/15/24)	245	275,701
4.05%, 12/15/23	150	166,080
4.10%, 02/15/28 (Call 11/15/27)	445	524,108

Security	Par (000)	Value

Telecommunications (continued)
4.13%, 02/17/26 (Call 11/17/25)	$659	$765,303
4.25%, 03/01/27 (Call 12/01/26)	415	486,347
4.30%, 02/15/30 (Call 11/15/29)	612	732,148
4.35%, 03/01/29 (Call 12/01/28)	478	570,154
4.45%, 04/01/24 (Call 01/01/24)	265	296,493
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	215	237,968
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	162	169,938
2.50%, 09/20/26 (Call 06/20/26)	265	291,309
2.60%, 02/28/23	176	185,131
2.95%, 02/28/26	178	198,577
3.00%, 06/15/22	236	246,011
3.50%, 06/15/25	111	125,388
3.63%, 03/04/24	300	331,110
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	135	138,957
Juniper Networks Inc., 4.50%, 03/15/24	180	200,617
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	360	367,434
3.50%, 03/01/23	21	22,237
4.00%, 09/01/24	135	150,835
4.60%, 02/23/28 (Call 11/23/27)	125	148,719
4.60%, 05/23/29 (Call 02/23/29)	186	222,655
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	135	150,015
3.63%, 12/15/25 (Call 09/15/25)	165	186,730
4.10%, 10/01/23 (Call 07/01/23)	375	410,021
Telefonica Emisiones SA, 4.10%, 03/08/27	330	378,870
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	100	113,943
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)(a)	620	637,025
2.55%, 02/15/31 (Call 11/15/30)(a)	700	728,847
3.50%, 04/15/25 (Call 03/15/25)(a)	778	859,908
3.75%, 04/15/27 (Call 02/15/27)(a)	556	628,291
3.88%, 04/15/30 (Call 01/15/30)(a)	1,080	1,238,695
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	2,400	2,410,080
1.75%, 01/20/31 (Call 10/20/30)	2,000	2,021,980
2.45%, 11/01/22 (Call 08/01/22)	275	284,490
2.63%, 08/15/26	556	608,142
2.95%, 03/15/22	400	413,180
3.00%, 03/22/27 (Call 01/22/27)	7	7,779
3.15%, 03/22/30 (Call 12/22/29)	750	843,645
3.38%, 02/15/25	585	650,227
3.50%, 11/01/24 (Call 08/01/24)	472	521,201
3.88%, 02/08/29 (Call 11/08/28)	10	11,786
4.02%, 12/03/29 (Call 09/03/29)	603	719,331
4.13%, 03/16/27	688	814,943
4.15%, 03/15/24 (Call 12/15/23)	149	164,745
5.15%, 09/15/23	744	840,333
Vodafone Group PLC
2.50%, 09/26/22	51	52,888
3.75%, 01/16/24	405	443,119
4.13%, 05/30/25	314	359,260
4.38%, 05/30/28	777	932,035

		27,219,741

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	80	84,965

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	$50	$51,687
3.00%, 11/19/24 (Call 10/19/24)	110	118,424
3.50%, 09/15/27 (Call 06/15/27)	50	54,456
3.55%, 11/19/26 (Call 09/19/26)	120	132,367
3.90%, 11/19/29 (Call 08/19/29)	150	167,841

		524,775

Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	254	267,353
3.00%, 04/01/25 (Call 01/01/25)	235	258,084
3.05%, 03/15/22 (Call 12/15/21)	145	149,133
3.05%, 09/01/22 (Call 06/01/22)	115	119,713
3.25%, 06/15/27 (Call 03/15/27)	346	394,343
3.40%, 09/01/24 (Call 06/01/24)	224	245,641
3.75%, 04/01/24 (Call 01/01/24)	170	186,449
3.85%, 09/01/23 (Call 06/01/23)	325	353,181
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	215	219,287
2.95%, 11/21/24 (Call 08/21/24)	170	182,956
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	10	10,471
2.90%, 02/01/25 (Call 11/01/24)	265	287,567
4.00%, 06/01/28 (Call 03/01/28)	107	126,564
4.45%, 03/15/23 (Call 12/15/22)	10	10,789
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	125	146,528
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	7	7,634
3.25%, 06/01/27 (Call 03/01/27)	240	271,183
3.35%, 11/01/25 (Call 08/01/25)	250	279,523
3.40%, 08/01/24 (Call 05/01/24)	100	109,509
3.80%, 03/01/28 (Call 12/01/27)	430	502,670
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	215	240,716
3.20%, 02/01/25	32	35,197
3.25%, 04/01/26 (Call 01/01/26)	120	134,000
3.30%, 03/15/27 (Call 12/15/26)	190	213,005
3.40%, 02/15/28 (Call 11/15/27)	153	174,472
3.80%, 05/15/25 (Call 04/15/25)	471	532,579
4.00%, 01/15/24	333	368,398
4.20%, 10/17/28 (Call 07/17/28)	15	18,007
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	100	104,091
3.88%, 03/01/26 (Call 01/01/26)	75	85,974
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	75	80,891
3.00%, 05/15/23 (Call 02/15/23)	125	129,295
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	66	70,846
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	49	53,189
2.90%, 02/15/23 (Call 11/15/22)	209	219,295
2.90%, 06/15/26 (Call 03/15/26)	94	103,918
3.00%, 04/01/22 (Call 01/01/22)	180	185,276
3.15%, 06/01/27 (Call 03/01/27)	50	55,648
3.65%, 08/01/25 (Call 06/01/25)	89	99,769
3.80%, 08/01/28 (Call 05/01/28)	120	140,539
3.85%, 01/15/24 (Call 10/15/23)	175	191,083
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	105	108,419

Security	Par (000)	Value

Transportation (continued)
2.50%, 09/01/24 (Call 08/01/24)	$141	$149,478
2.88%, 06/01/22 (Call 05/01/22)	60	62,012
2.90%, 12/01/26 (Call 10/01/26)	92	100,425
3.40%, 03/01/23 (Call 02/01/23)	10	10,601
3.65%, 03/18/24 (Call 02/18/24)	60	65,543
3.75%, 06/09/23 (Call 05/09/23)	146	157,173
3.88%, 12/01/23 (Call 11/01/23)	147	160,252
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	215	229,117
2.40%, 02/05/30 (Call 11/05/29)	140	151,875
2.75%, 03/01/26 (Call 12/01/25)	195	213,119
3.00%, 04/15/27 (Call 01/15/27)	215	238,484
3.15%, 03/01/24 (Call 02/01/24)	65	70,217
3.25%, 01/15/25 (Call 10/15/24)	173	189,893
3.50%, 06/08/23 (Call 05/08/23)	252	270,666
3.70%, 03/01/29 (Call 12/01/28)	171	200,653
3.75%, 07/15/25 (Call 05/15/25)	79	89,502
3.95%, 09/10/28 (Call 06/10/28)	327	387,802
4.16%, 07/15/22 (Call 04/15/22)	373	392,392
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	12	12,724
2.35%, 05/16/22 (Call 04/16/22)	140	143,965
2.40%, 11/15/26 (Call 08/15/26)	176	192,007
2.45%, 10/01/22	605	628,619
2.50%, 09/01/29 (Call 06/01/29)	17	18,592
3.05%, 11/15/27 (Call 08/15/27)	385	435,069
3.40%, 03/15/29 (Call 12/15/28)	11	12,807
3.90%, 04/01/25 (Call 03/01/25)	390	441,145
4.45%, 04/01/30 (Call 01/01/30)	7	8,821

		12,506,138

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	80	87,725
3.50%, 03/15/28 (Call 12/15/27)	55	61,326
3.85%, 03/30/27 (Call 12/30/26)	85	95,712
4.35%, 02/15/24 (Call 01/15/24)	125	137,615
4.55%, 11/07/28 (Call 08/07/28)	35	42,041
4.70%, 04/01/29 (Call 01/01/29)	133	162,462

		586,881

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	217	240,185
3.40%, 03/01/25 (Call 12/01/24)	200	221,160
3.45%, 06/01/29 (Call 03/01/29)	125	144,076
3.75%, 09/01/28 (Call 06/01/28)	120	140,381
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	4	4,319
3.57%, 05/01/29 (Call 02/01/29)	105	119,431

		869,552

Total Corporate Bonds & Notes — 35.2% (Cost: $763,753,818)		813,643,853

Foreign Government Obligations(e)

Canada — 0.6%
Canada Government International Bond
1.63%, 01/22/25	1,050	1,103,266
2.00%, 11/15/22	305	315,611

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Export Development Canada
1.38%, 02/24/23	$525	$538,193
2.00%, 05/17/22	150	153,899
2.50%, 01/24/23	25	26,204
2.63%, 02/21/24	500	537,315
2.75%, 03/15/23	400	422,792
Hydro-Quebec
Series HH, 8.50%, 12/01/29	125	198,867
Series IO, 8.05%, 07/07/24	41	51,695
Province of Alberta Canada
1.00%, 05/20/25	1,000	1,015,090
2.20%, 07/26/22	309	318,591
3.35%, 11/01/23	250	271,185
Province of British Columbia Canada
2.00%, 10/23/22	215	222,061
2.25%, 06/02/26	325	353,922
Province of Manitoba Canada
2.10%, 09/06/22	175	180,332
2.13%, 05/04/22	175	179,468
2.13%, 06/22/26	125	134,260
3.05%, 05/14/24	193	209,419
Province of New Brunswick Canada
2.50%, 12/12/22	100	103,840
3.63%, 02/24/28	130	151,637
Province of Ontario Canada
1.75%, 01/24/23	505	520,226
2.20%, 10/03/22	225	232,783
2.25%, 05/18/22	735	755,992
2.30%, 06/15/26	7	7,598
2.40%, 02/08/22	516	529,039
2.45%, 06/29/22	37	38,251
2.50%, 04/27/26	365	400,000
3.05%, 01/29/24	288	311,858
3.20%, 05/16/24	558	610,753
Province of Quebec Canada
0.60%, 07/23/25	600	601,356
2.38%, 01/31/22	150	153,696
2.50%, 04/20/26	390	426,399
2.63%, 02/13/23	150	157,446
2.75%, 04/12/27	270	301,504
Series NJ, 7.50%, 07/15/23	100	117,831
Series NN, 7.13%, 02/09/24	250	301,700
Series PD, 7.50%, 09/15/29	497	755,360
Series QO, 2.88%, 10/16/24	400	436,792
Series QW, 2.50%, 04/09/24(b)	250	267,360
Series QX, 1.50%, 02/11/25	449	467,099

		13,880,690

Chile — 0.0%
Chile Government International Bond
2.25%, 10/30/22	250	257,760
3.24%, 02/06/28 (Call 11/06/27)	410	459,819

		717,579

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	500	514,160
3.00%, 01/30/30 (Call 10/30/29)	250	259,785
3.88%, 04/25/27 (Call 01/25/27)	535	586,446
4.00%, 02/26/24 (Call 11/26/23)	205	220,100
4.50%, 01/28/26 (Call 10/28/25)	330	369,022

Security	Par (000)	Value

Colombia (continued)
4.50%, 03/15/29 (Call 12/15/28)	$250	$284,865
8.13%, 05/21/24	312	379,124

		2,613,502

Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	800	861,592

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	499	549,728
5.38%, 03/25/24	439	501,378
5.75%, 11/22/23	78	89,184

		1,140,290

Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	200	217,094
2.95%, 01/11/23	200	208,500
3.40%, 09/18/29	200	224,422
3.85%, 10/15/30	300	351,327
4.10%, 04/24/28	360	418,392
4.75%, 02/11/29	250	304,135

		1,723,870

Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	475	525,013
2.88%, 03/16/26	375	412,515
4.00%, 06/30/22	200	211,506
State of Israel, 2.50%, 01/15/30	300	325,020

		1,474,054

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	300	315,240
2.88%, 10/17/29	520	552,032
6.88%, 09/27/23	354	412,651

		1,279,923

Japan — 0.2%
Japan Bank for International Cooperation
1.75%, 01/23/23	400	411,744
1.88%, 07/21/26	500	530,920
2.13%, 02/10/25	400	425,376
2.25%, 11/04/26	460	498,842
2.38%, 11/16/22	400	415,880
2.50%, 06/01/22	500	516,125
2.50%, 05/23/24	500	534,875
2.75%, 01/21/26	250	275,968
2.88%, 06/01/27	410	461,734
2.88%, 07/21/27	320	360,992
3.25%, 07/20/28	275	321,505
3.38%, 10/31/23	500	542,810
Japan International Cooperation Agency, 2.13%, 10/20/26	280	301,980

		5,598,751

Mexico — 0.2%
Mexico Government International Bond
3.25%, 04/16/30 (Call 01/16/30)(b)	600	637,782
3.60%, 01/30/25	490	536,584
3.63%, 03/15/22	141	146,537
3.75%, 01/11/28	300	331,587
3.90%, 04/27/25 (Call 03/27/25)	390	432,042
4.00%, 10/02/23	551	599,786
4.13%, 01/21/26	300	339,432

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
4.15%, 03/28/27	$550	$625,680
4.50%, 04/22/29	650	751,088
8.00%, 09/24/22	65	72,956

		4,473,474

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	300	328,944
3.75%, 03/16/25 (Call 12/16/24)	250	273,845
3.88%, 03/17/28 (Call 12/17/27)	260	294,866
4.00%, 09/22/24 (Call 06/22/24)	260	284,814
7.13%, 01/29/26	320	405,130
8.88%, 09/30/27	268	383,822

		1,971,421

Peru — 0.0%
Peruvian Government International Bond
4.13%, 08/25/27	330	383,757
7.35%, 07/21/25	315	401,603

		785,360

Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	625	691,519
3.75%, 01/14/29	200	233,064
4.20%, 01/21/24	325	361,670
5.50%, 03/30/26	387	481,393
9.50%, 02/02/30	203	334,379
10.63%, 03/16/25	360	510,793

		2,612,818

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	425	449,765
3.25%, 04/06/26	397	448,058
4.00%, 01/22/24	325	360,880
5.00%, 03/23/22	724	768,388

		2,027,091

South Korea — 0.1%
Export-Import Bank of Korea
1.88%, 02/12/25	250	261,270
2.38%, 06/25/24	200	211,616
2.63%, 05/26/26	200	219,466
2.88%, 01/21/25	200	217,074
3.00%, 11/01/22	225	235,993
3.25%, 11/10/25	350	391,657
3.25%, 08/12/26	225	255,305
5.00%, 04/11/22	400	424,792
Korea International Bond
2.50%, 06/19/29	200	221,648
2.75%, 01/19/27	235	257,541
3.50%, 09/20/28	200	234,786
5.63%, 11/03/25	150	185,174

		3,116,322

Supranational — 2.1%
African Development Bank
0.75%, 04/03/23	16	16,187
2.13%, 11/16/22	350	362,824
3.00%, 09/20/23	500	537,905
Asian Development Bank
0.63%, 04/07/22	2,184	2,196,689
0.63%, 04/29/25	1,000	1,007,940

Security	Par (000)	Value

Supranational (continued)
1.50%, 10/18/24	$500	$521,985
1.75%, 09/13/22	1,000	1,027,190
1.75%, 09/19/29	513	548,936
1.88%, 02/18/22	795	811,027
1.88%, 01/24/30	405	438,344
2.00%, 02/16/22(b)	275	280,957
2.00%, 01/22/25	470	500,559
2.00%, 04/24/26	550	592,669
2.50%, 11/02/27	119	132,954
2.63%, 01/30/24	525	563,493
2.63%, 01/12/27	515	574,956
2.75%, 03/17/23	350	370,066
Corp. Andina de Fomento, 4.38%, 06/15/22	400	421,396
Council of Europe Development Bank, 2.63%, 02/13/23	325	341,877
European Bank for Reconstruction & Development
0.25%, 07/10/23	600	599,892
1.88%, 02/23/22	238	242,846
2.13%, 03/07/22	365	373,793
2.75%, 03/07/23	300	316,911
European Investment Bank
0.25%, 09/15/23	500	500,195
0.63%, 07/25/25	500	504,525
1.38%, 05/15/23	400	411,168
1.63%, 03/14/25	1,000	1,051,980
1.88%, 02/10/25	780	828,064
2.00%, 12/15/22	50	51,817
2.13%, 04/13/26	615	667,816
2.25%, 03/15/22	1,064	1,092,068
2.25%, 08/15/22	855	884,634
2.38%, 06/15/22	880	909,286
2.38%, 05/24/27	384	425,480
2.50%, 03/15/23	1,118	1,175,935
2.63%, 05/20/22	2,015	2,086,492
2.63%, 03/15/24	315	339,145
2.88%, 08/15/23	560	599,760
3.13%, 12/14/23	535	581,347
3.25%, 01/29/24	590	645,212
Inter-American Development Bank
0.63%, 07/15/25	1,000	1,007,680
0.88%, 04/03/25	1,000	1,018,700
1.75%, 04/14/22	480	490,128
1.75%, 09/14/22	585	600,912
1.75%, 03/14/25	610	644,178
2.00%, 06/02/26	265	285,286
2.00%, 07/23/26	694	747,882
2.13%, 01/18/22	500	510,865
2.13%, 01/15/25	300	320,967
2.25%, 06/18/29	508	563,580
2.38%, 07/07/27	466	514,786
2.50%, 01/18/23	780	817,463
2.63%, 01/16/24	500	536,145
3.00%, 02/21/24	645	700,457
3.13%, 09/18/28	5	5,871
International Bank for Reconstruction & Development
0.63%, 04/22/25	1,415	1,427,254
0.88%, 05/14/30	500	496,600
1.50%, 08/28/24	200	208,652
1.63%, 02/10/22	244	248,153
1.63%, 01/15/25	1,008	1,058,188
1.75%, 04/19/23	50	51,789

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.75%, 10/23/29	$54	$57,829
1.88%, 10/07/22(b)	700	721,434
1.88%, 10/27/26	350	375,826
2.00%, 01/26/22	475	484,804
2.13%, 02/13/23(b)	200	208,320
2.13%, 03/03/25	291	311,894
2.50%, 03/19/24	1,070	1,147,200
2.50%, 11/25/24	1,695	1,837,617
2.50%, 07/29/25	518	566,863
3.00%, 09/27/23	1,735	1,868,404
3.13%, 11/20/25	25	28,258
7.63%, 01/19/23	900	1,040,553
International Finance Corp.
0.75%, 08/27/30	200	196,154
1.38%, 10/16/24	495	514,478
2.00%, 10/24/22	237	244,987
2.13%, 04/07/26	259	281,023
2.88%, 07/31/23	85	90,865
Nordic Investment Bank
2.13%, 02/01/22	250	255,575
2.25%, 05/21/24	250	266,630

		48,290,570

Sweden — 0.1%
Svensk Exportkredit AB
0.63%, 05/14/25	400	401,360
1.75%, 12/12/23	500	521,245
2.88%, 03/14/23	600	634,650

		1,557,255

Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	305	357,981
4.50%, 08/14/24(b)	205	225,250
8.00%, 11/18/22	97	104,818

		688,049

Total Foreign Government Obligations — 4.1% (Cost: $90,768,403)		94,812,611

Municipal Debt Obligations

California — 0.1%
State of California GO
2.50%, 10/01/29	250	272,183
3.38%, 04/01/25	200	222,904
State of California GO BAB, 5.70%, 11/01/21	300	314,262
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	273,792
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	242,107
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	196,184
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	250,605

		1,772,037

Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	290	295,307
2.15%, 07/01/30	200	208,416

		503,723

Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23(b)	255	260,291

Security	Par (000)	Value

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC),	$200	$250,218
Series B, 0.00%, 02/15/23 (AGM)(f),	600	585,738

		835,956

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC),	200	245,160
Series B, 5.68%, 06/30/28 (NPFGC),	255	317,962

		563,122

Texas — 0.0%
Texas Transportation Commission State Highway Fund RB BAB, Series B, First Class, 5.18%, 04/01/30	85	109,472

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	250	271,153

Total Municipal Debt Obligations — 0.2% (Cost: $4,122,994)		4,315,754

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 2.0%
Federal Farm Credit Banks Funding Corp., 2.85%, 09/20/21	2,555	2,605,972
Federal Home Loan Banks
1.13%, 07/14/21	525	528,176
2.13%, 06/09/23	5,000	5,232,100
2.75%, 12/13/24	300	328,008
3.00%, 12/09/22	2,095	2,208,486
3.00%, 03/10/28	75	86,493
3.13%, 06/13/25	3,730	4,176,817
3.25%, 06/09/28	300	353,466
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	650	647,699
1.50%, 02/12/25	3,400	3,559,766
2.38%, 02/16/21	2,260	2,270,735
2.38%, 01/13/22	1,250	1,281,325
2.75%, 06/19/23	2,000	2,128,780
Federal National Mortgage Association
0.25%, 07/10/23	4,000	4,001,800
0.50%, 06/17/25	2,112	2,119,582
0.88%, 08/05/30	1,565	1,533,481
1.25%, 05/06/21	550	552,635
1.38%, 02/26/21	625	626,831
1.38%, 10/07/21	3,850	3,891,195
1.75%, 07/02/24	380	399,878
1.88%, 04/05/22	750	767,407
1.88%, 09/24/26	1,106	1,188,707
2.00%, 01/05/22	1,100	1,122,330
2.00%, 10/05/22	400	413,384
2.38%, 01/19/23	670	701,048
2.63%, 01/11/22	355	364,848
2.63%, 09/06/24	1,250	1,360,562
6.25%, 05/15/29	1,060	1,518,164
Tennessee Valley Authority, 3.88%, 02/15/21	25	25,180

		45,994,855

U.S. Government Obligations — 57.6%
U.S. Treasury Note/Bond
0.13%, 04/30/22	6,000	6,000,000
0.13%, 05/31/22	5,000	4,999,023

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.13%, 07/31/22	$3,000	$2,998,945
0.13%, 09/30/22	26,000	25,989,844
0.13%, 09/15/23	7,500	7,488,281
0.13%, 10/15/23	500	499,141
0.25%, 04/15/23	2,000	2,004,219
0.25%, 06/15/23	6,300	6,312,305
0.25%, 05/31/25	4,000	3,987,813
0.25%, 06/30/25	4,000	3,985,313
0.25%, 07/31/25	4,000	3,984,375
0.25%, 08/31/25	15,050	14,985,332
0.25%, 09/30/25	10,250	10,201,152
0.25%, 10/31/25(b)	1,750	1,741,113
0.38%, 03/31/22	5,500	5,517,832
0.38%, 04/30/25	4,000	4,010,938
0.38%, 11/30/25	20,000	20,014,063
0.38%, 07/31/27	7,000	6,909,219
0.38%, 09/30/27	9,200	9,063,437
0.50%, 03/31/25	2,500	2,520,898
0.50%, 04/30/27	2,000	1,994,375
0.50%, 05/31/27	8,900	8,868,016
0.50%, 06/30/27	7,000	6,971,562
0.50%, 08/31/27	17,000	16,904,375
0.50%, 10/31/27	6,000	5,955,937
0.63%, 03/31/27	850	854,781
0.63%, 11/30/27	10,000	10,006,250
0.63%, 05/15/30	22,100	21,720,156
0.63%, 08/15/30	27,500	26,962,891
0.88%, 11/15/30	6,000	6,017,812
1.13%, 02/28/25	4,000	4,139,688
1.13%, 02/28/27	8,800	9,126,563
1.25%, 07/31/23	4,500	4,628,672
1.38%, 06/30/23	16,600	17,116,156
1.38%, 08/31/23	20,200	20,862,812
1.38%, 09/30/23	5,600	5,789,438
1.50%, 01/31/22	18,050	18,337,672
1.50%, 02/28/23	2,100	2,162,836
1.50%, 03/31/23	2,000	2,062,187
1.50%, 10/31/24	15,000	15,721,875
1.50%, 11/30/24	7,000	7,341,250
1.50%, 08/15/26	10,000	10,589,844
1.50%, 02/15/30	3,200	3,402,500
1.63%, 08/15/22	7,050	7,227,352
1.63%, 08/31/22	1,900	1,948,910
1.63%, 11/15/22	9,019	9,278,649
1.63%, 04/30/23	1,250	1,293,945
1.63%, 05/31/23	1,000	1,036,328
1.63%, 02/15/26	9,700	10,319,133
1.63%, 05/15/26	11,000	11,715,000
1.63%, 11/30/26	6,000	6,402,656
1.63%, 08/15/29	5,000	5,371,094
1.75%, 02/28/22(b)	194	197,910
1.75%, 03/31/22	4,200	4,290,562
1.75%, 05/15/22	13,600	13,917,688
1.75%, 05/31/22	10,800	11,060,297
1.75%, 06/30/22	6,000	6,152,109
1.75%, 09/30/22	16,900	17,395,777
1.75%, 01/31/23	7,400	7,654,953
1.75%, 05/15/23	4,145	4,305,943
1.75%, 12/31/24	10,000	10,596,094
1.75%, 11/15/29(b)	2,500	2,714,844

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 01/31/22	$15,800	$16,120,937
1.88%, 02/28/22	35,750	36,530,635
1.88%, 03/31/22	30,200	30,898,375
1.88%, 04/30/22	4,000	4,098,281
1.88%, 05/31/22	8,100	8,310,094
1.88%, 07/31/22	11,700	12,035,918
1.88%, 08/31/22	5,000	5,150,195
1.88%, 09/30/22	8,100	8,355,340
1.88%, 10/31/22	7,300	7,540,102
1.88%, 08/31/24	4,500	4,772,812
2.00%, 12/31/21	13,520	13,793,569
2.00%, 02/15/22	9,500	9,715,977
2.00%, 07/31/22	7,000	7,215,195
2.00%, 11/30/22	16,700	17,314,508
2.00%, 02/15/23	5,345	5,560,888
2.00%, 04/30/24	10,550	11,188,770
2.00%, 05/31/24	6,000	6,371,250
2.00%, 06/30/24	12,000	12,756,563
2.00%, 02/15/25	17,000	18,212,578
2.00%, 08/15/25	22,400	24,139,500
2.00%, 11/15/26	14,400	15,682,500
2.13%, 12/31/21	5,650	5,772,049
2.13%, 05/15/22	12,350	12,706,027
2.13%, 06/30/22	8,000	8,249,688
2.13%, 12/31/22	9,400	9,784,078
2.13%, 11/30/23	9,300	9,839,836
2.13%, 02/29/24	25,300	26,867,414
2.13%, 03/31/24	26,000	27,647,344
2.13%, 07/31/24	7,750	8,282,812
2.13%, 09/30/24	3,000	3,213,516
2.13%, 11/30/24	6,000	6,442,031
2.13%, 05/15/25	14,800	15,984,000
2.25%, 12/31/23	8,000	8,505,625
2.25%, 01/31/24	6,300	6,707,531
2.25%, 04/30/24	13,500	14,432,344
2.25%, 10/31/24	17,000	18,313,516
2.25%, 11/15/24	14,000	15,092,656
2.25%, 11/15/25	12,000	13,111,875
2.25%, 02/15/27	7,900	8,739,992
2.25%, 08/15/27	15,000	16,659,375
2.25%, 11/15/27	19,300	21,477,281
2.38%, 03/15/22	3,000	3,086,602
2.38%, 08/15/24	11,200	12,082,000
2.38%, 05/15/27	4,000	4,467,188
2.38%, 05/15/29	6,000	6,807,187
2.50%, 01/15/22	5,000	5,133,008
2.50%, 02/15/22	7,400	7,611,883
2.50%, 03/31/23	2,300	2,425,062
2.50%, 08/15/23	2,040	2,168,297
2.50%, 05/15/24	21,025	22,672,506
2.63%, 06/30/23	4,750	5,050,215
2.63%, 01/31/26	13,000	14,490,937
2.63%, 02/15/29	7,922	9,127,629
2.75%, 04/30/23	2,300	2,443,211
2.75%, 07/31/23	10,400	11,112,563
2.75%, 11/15/23	7,150	7,690,719
2.75%, 06/30/25	15,000	16,652,344
2.75%, 08/31/25	250	278,359
2.75%, 02/15/28	23,690	27,247,202
2.88%, 09/30/23	8,000	8,608,125

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 10/31/23	$6,000	$6,469,219
2.88%, 04/30/25(b)	15,350	17,078,074
2.88%, 05/31/25	1,900	2,116,867
2.88%, 07/31/25	2,000	2,235,312
2.88%, 11/30/25	7,500	8,431,641
2.88%, 08/15/28	25,150	29,315,469
3.00%, 09/30/25	6,200	6,987,109
3.00%, 10/31/25	2,000	2,257,344
5.25%, 11/15/28	10,750	14,557,852
5.25%, 02/15/29	3,650	4,973,695
5.50%, 08/15/28	8,500	11,591,875
6.00%, 02/15/26	2,500	3,218,164
6.50%, 11/15/26	4,000	5,411,250
6.75%, 08/15/26	1,000	1,354,219
6.88%, 08/15/25	2,000	2,607,344
7.50%, 11/15/24(b)	3,750	4,819,043
7.63%, 11/15/22(b)	1,000	1,145,547

		1,330,948,173

Total U.S. Government & Agency Obligations — 59.6% (Cost: $1,322,232,169)		1,376,943,028

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(g)(h)(i)	42,610	42,609,557

Total Short-Term Investments — 1.8% (Cost: $42,609,557)		42,609,557

Total Investments in Securities — 100.9% (Cost: $2,223,486,941)		2,332,324,803

Other Assets, Less Liabilities — (0.9)%		(21,319,298)

Net Assets — 100.0%		$2,311,005,505

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$17,018,387	$25,591,170	(a)	$—	$—	$—	$42,609,557	42,610	$57,561	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Intermediate Government/Credit Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$813,643,853	$—	$813,643,853
Foreign Government Obligations	—	94,812,611	—	94,812,611
Municipal Debt Obligations	—	4,315,754	—	4,315,754
U.S. Government & Agency Obligations	—	1,376,943,028	—	1,376,943,028
Money Market Funds	42,609,557	—	—	42,609,557

	$42,609,557	$2,289,715,246	$—	$2,332,324,803

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond